united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-814-8180

Date of fiscal year end: 8/31

Date of reporting period: 8/31/2021

Amended to correct the Item 11.(a) and Item 11.(b) responses.

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL REPORT

AUGUST 31, 2021

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

James Alpha Funds Trust d/b/a Easterly Funds Trust

ANNUAL REPORT TO SHAREHOLDERS

October 12, 2021

Dear Shareholder:

We are pleased to provide you with this annual report on the investment strategies and performance of the funds in the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”). This report covers the twelve months from September 1, 2020 through August 31, 2021.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy. The Easterly Funds are managed by some of the world’s leading institutional investment advisory firms. Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States increased by an annualized growth rate (AGR) of 12.2% during the second quarter of 2021, a massive growth rate driven by technical ‘base effects’ from Q2 2020. The primary driver of strong performance in the markets in the past 12 months has been the continued recovery in the post-Covid world. Successful vaccination programs, continued support from both monetary and fiscal sources, and consumers who are ready to spend have all supported a robust recovery. New Home Sales were down from their cycle high (around 1 million) to an annualized 740 thousand units in August 2021, still far above average from the past decade. The auto industry suffered a massive decline in sales during the first half of 2020, experienced a cycle high in April 2021 (where an annualized 18.5 million auto sales occurred; a five year high), but has been on a decline each month since. The unemployment rate declined from 14.8% in April 2020 to 5.2% in August 2021. The unemployment claims is an important leading indicator in our work, specifically the 4-week sum of weekly Initial Claims data. That number has dropped to 1.4 million from a pandemic peak of over 21 million claims. For perspective, the historic average from 1967 to present is about 1.5 million. The overall economy in 2021 could be characterized as a ‘boom’ economy, with expanding equity valuations, rising interest rates, and shortages of good and services across the economy driven by robust consumer demand and lingering supply chain issues that have been morphing since the beginning of the pandemic. This market has been largely controlled by the Federal Reserve, who have signaled their commitment to support economic demand through extremely easy monetary policy and continued massive liquidity injections. The Fed’s language around inflation in the past year has meaningfully changed from an absolute target to an inflation averaging target where they have let inflation run hot (above target) in order to achieve a long-term average of their target of 2%. The Fed continues to sustain historic emergency measures even with the strong economic backdrop.

Monetary Policy: The Federal Reserve has remained extraordinarily accommodative since the beginning of the pandemic, but with falling unemployment, strong demand, and persistently high inflation, the tone at the Fed has begun to shift towards reining in their emergency measures. In its most recent FOMC statement, the Committee stated that “last December, the Committee indicated that it would continue to increase its holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until substantial further progress has been made towards its maximum employment and price stability goals. Since then, the economy has made progress towards these goals. If progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.” During the press conference, Powell said “while no decisions were made, participants generally viewed that so long as the recovery remains on track, a gradual tapering process that concludes around the middle of next year is likely to be appropriate.” In terms of the benchmark Fed Funds rate, the Committee’s updated projection (i.e., the Dot Plot) signaled that rate hikes may come sooner than expected with the median forecast showing one rate hike in 2022 and three more hikes in 2023.

Interest Rates: Treasury yields bottomed in August 2020 and have generally increased ever since, although the rise has been volatile. In the twelve months since the end of August 2020, the yield curve has steepened with the 5-year treasury rate moving from 0.27% to 0.78%, the 10 year rate going from 0.70% to 1.31%, and the 30 year rate going from 1.47% to 1.93%. Short term rates are largely unchanged. With the Fed setting the stage for tapering their asset purchases (and raising the Fed Funds rate soon thereafter), we believe the environment is supportive of rates and yields will remain steady to higher over the next 12 months.

Equity Valuations: Equity markets have rebounded strongly off the pandemic lows with the S&P 500 up 31.2% since the end of August 2020. During 2021, the S&P 500 achieved a new record high close on 54 separate trading sessions with a maximum drawdown of only 4.2%. Depending on the metric, valuations range anywhere from fairly valued to strongly overvalued. As an example, Warren Buffett’s favorite indicator is the ratio of total equity market cap to GDP (termed “the Buffett Indicator”) is at a record high level of 207% with the previous record high of 143% set in March 2000, indicating the market is strongly overvalued. However, the S&P 500 is currently trading at a forward P/E ratio of approximately 23.4 times, which is only modestly above it’s 30 year average of 21.2 times.

Inflation: Inflation, as measured by the consumer price index (CPI) was up 5.25% y-o-y in August 2021, a rate not seen since July 2008 and not experienced on a sustained basis since the early 1980’s. For the last year and a half, the Fed’s objective has been to run the economy hot through ultra-easy monetary policy with the intention of spurring inflation above their target to achieve a long-term average of 2%. Inflation data has come in higher than forecast throughout 2021, which the Fed has called ‘transitory’ due to shortages and supply chain issues. Recently, they have stopped using the term ‘transitory’ with Powell now calling inflation pressures ‘frustrating’, a possible signal of future monetary tightening if inflation persists above forecast into next year.

COMPARING THE FUND PERFORMANCE TO BENCHMARKS

When reviewing the performance of the funds against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Easterly Fund was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Easterly Funds can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Easterly Funds, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Easterly Funds (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery, you’ll receive an email with a link to your James Alpha Funds Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at (888) 814-8180 for instructions on how to establish electronic delivery.

Investors should consider the investment objectives, risks, charges and expenses of the Easterly Funds carefully. This and other information about the Easterly Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call 888.814.8180. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Fund holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Easterly Funds are distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

13681984-UFD-10202021

Easterly Global Macro Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2021

The Fund’s performance figures* for the year ended August 31, 2021, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Class I	13.16%	2.84%	1.02%	1.23%	n/a
Class R6	13.86%	n/a	n/a	n/a	4.67%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (c)	0.08%	1.17%	0.63%	0.60%	1.30%

Comparison of the Change in Value of a $1,000,000 Investment

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated March 22, 2021 as amended August 23, 2021, is 2.96% and 2.96% for the I and R6 Classes, respectively.

(a)	Inception date for Class I is February 11, 2011.

(b)	Inception date for Class R6 is August 17, 2017

(c)	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days.

Top 10 Holdings by Industry	% of Net Assets
Open End Funds - Fixed Income	33.2%
Exchange Traded Funds - Fixed Income	16.4%
Exchange Traded Funds - Equity	10.9%
Exchange Traded Funds - Commodity	7.6%
Exchange Traded Funds - Mixed Allocation	3.6%
Open End Funds - Alternative	2.2%
Exchange Traded Funds - Specialty	0.8%
Other/Cash & Equivalents	25.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Global Real Estate Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2021

The Fund’s performance figures* for the year ended August 31, 2021, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)	Since Inception (c)	Since Inception (d)
Class A	33.47%	10.44%	10.20%	10.42%	n/a	n/a	n/a
Class A With Load	25.79%	9.14%	9.55%	9.87%	n/a	n/a	n/a
Class C	32.51%	9.62%	n/a	n/a	10.13%	n/a	n/a
Class I	34.06%	10.92%	10.75%	n/a	n/a	9.78%	n/a
Class R6	34.29%	n/a	n/a	n/a	n/a	n/a	11.34%
FTSE EPRA/NAREIT Developed Net Index (e)	34.55%	6.56%	8.46%	8.96%	9.42%	7.69%	8.12%

Comparison of the Change in Value of a $1,000,000 Investment

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated March 22, 2021 as amended August 23, 2021, is 1.44%, 2.19%, 1.19% and 1.21% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A is October 26, 2009.

(b)	Inception date for Class C is January 5, 2012.

(c)	Inception date for Class I is August 1, 2011.

(d)	Inception date for Class R6 is August 17, 2017.

(e)	The FTSE EPRA/NAREIT Developed Net Index Series is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

Top 10 Holdings by Country	% of Net Assets
United States	49.6%
Japan	11.2%
Cayman Islands	10.3%
United Kingdom	6.2%
Hong Kong	6.0%
Bermuda	4.3%
France	3.9%
Italy	1.6%
Singapore	1.6%
Ireland	1.5%
Other/Cash & Equivalents	3.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Multi Strategy Alternative Income Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2021

The Fund’s performance figures* for the year ended August 31, 2021, as compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	14.90%	6.57%	3.72%	n/a
Class A With Load	8.33%	5.32%	2.84%	n/a
Class C	13.86%	5.75%	2.94%	n/a
Class I	15.14%	6.81%	3.95%	n/a
Class R6	15.59%	n/a	n/a	8.95%
Russel 2000 Total Return Index (c)	47.08%	14.38%	12.30%	15.07%

Comparison of the Change in Value of a $1,000,000 Investment

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated March 22, 2021 as amended August 23, 2021, is 4.79%, 5.54%, 4.54% and 4.54% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is September 29, 2014.

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top 10 Holdings by Industry/Security Type *	% of Net Assets
Closed End Funds - Fixed Income	21.5%
REITS	18.7%
Software	13.1%
Liesure Facilities & Services	4.6%
Technology Services	4.4%
Real Estate Owners & Developers	4.4%
Exchanged Traded Funds - Fixed Income	4.2%
Telecommunications	3.6%
Health Care Facilities & Services	3.4%
Banking	3.2%
Other/Cash & Equivalents	18.9%
100.0%

*	Does not include securities sold short in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Hedged Equity Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2021

The Fund’s performance figures* for the year ended August 31, 2021, as compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	10.67%	6.84%	5.54%	n/a
Class A With Load	4.31%	5.58%	4.52%	n/a
Class C	9.77%	6.00%	4.72%	n/a
Class I	10.91%	7.20%	5.91%	n/a
Class R6	11.49%	n/a	n/a	8.64%
S&P 500 Total Return Index (c)	31.17%	18.02%	15.64%	18.80%

Comparison of the Change in Value of a $1,000,000 Investment

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated March 22, 2021 as amended August 23, 2021, is 1.95%, 2.69%, 1.70% and 1.69% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is July 31, 2015,

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top 10 Holdings by Security Type *	% of Net Assets
Exchange Traded Funds	91.0%
Other/Cash & Equivalents	9.0%
100.0%

*	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Hedged High Income Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2021

The Fund’s performance figures* for the year ended August 31, 2021, as compared to its benchmark:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	7.56%	4.04%	3.14%	n/a
Class A With Load	1.40%	2.80%	2.34%	n/a
Class C	7.05%	3.42%	2.50%	n/a
Class I	8.12%	4.55%	3.60%	n/a
Class R6	8.55%	n/a	n/a	3.92%
Bloomberg Capital U.S. Aggregate Bond Index	(0.08)%	3.11%	3.63%	3.84%

Comparison of the Change in Value of a $1,000,000 Investment

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated March 22, 2021 as amended August 23, 2021, is 3.16%, 3.92%, 2.93% and 2.91% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is December 31, 2013.

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The Bloomberg Capital U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Closed End Funds - Fixed Income	18.3%
Exchange Traded Fund - Equity	0.9%
Other/Cash & Equivalents	80.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.3%
	ALTERNATIVE - 0.0%(a)
65	IQ Merger Arbitrage ETF	$2,135

	COMMODITY - 7.6%
63	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,262
53	iShares GSCI Commodity Dynamic Roll Strategy ETF	1,825
22,687	iShares S&P GSCI Commodity Indexed Trust(b)	360,951
257	SPDR Gold Shares(b),(c)	43,610
5,629	United States Commodity Index Fund(b)	224,970
1,926	United States Natural Gas Fund, L.P.(b)	29,506
68	United States Oil Fund, L.P.(b)	3,267
		665,391
	EQUITY - 10.9%
146	AdvisorShares STAR Global Buy-Write ETF	5,939
9	CI Active Utility & Infrastructure ETF	99
611	Core Alternative ETF	18,489
90	Direxion NASDAQ-100 Equal Weighted Index Shares	7,847
516	First Trust Financial AlphaDEX Fund	23,555
177	Global X MSCI Argentina ETF	6,496
950	Invesco KBW High Dividend Yield Financial ETF	19,646
3,731	Invesco S&P 500 Equal Weight ETF	583,156
114	iShares Currency Hedged MSCI EAFE ETF	3,985
105	iShares Exponential Technologies ETF	6,917
375	iShares Latin America 40 ETF	11,096
832	iShares Mortgage Real Estate ETF	30,900
509	iShares MSCI All Country Asia ex Japan ETF	45,179
572	iShares MSCI Brazil ETF	20,821
878	iShares MSCI Chile ETF	25,093
1,639	iShares MSCI Global Multifactor ETF	63,858
57	iShares MSCI Japan ETF	3,899
26	iShares S&P/TSX Global Gold Index ETF	374
1	SPDR EURO STOXX 50 ETF	48
321	SPDR S&P Metals & Mining ETF	14,217
387	VanEck Africa Index ETF	8,487
547	VanEck Russia ETF	16,016

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.3% (Continued)
	EQUITY - 10.9% (Continued)
583	Vanguard FTSE Emerging Markets ETF	$30,450
57	WisdomTree Global ex-US Quality Dividend Growth Fund	2,458
		949,025
	FIXED INCOME - 16.4%
933	Highland/iBoxx Senior Loan ETF	14,975
17	iShares 20+ Year Treasury Bond ETF	2,530
354	iShares 7-10 Year Treasury Bond ETF	41,478
8,787	iShares Barclays USD Asia High Yield Bond Index	85,673
499	iShares Floating Rate Bond ETF	25,339
2,661	iShares iBoxx High Yield Corporate Bond ETF	234,407
1,734	iShares JP Morgan USD Emerging Markets Bond ETF	196,618
171	iShares MBS ETF	18,569
3,898	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	264,333
29	SPDR Bloomberg Barclays High Yield Bond ETF	3,190
1,049	SPDR Doubleline Total Return Tactical ETF	50,897
2,537	VanEck Vectors Emerging Markets High Yield Bond ETF	60,203
4,119	Vanguard Total International Bond ETF	237,337
5,969	WisdomTree Emerging Markets Local Debt Fund	193,217
		1,428,766
	MIXED ALLOCATION - 3.6%
6,126	iShares Morningstar Multi-Asset Income ETF	149,568
5,842	SPDR SSgA Multi-Asset Real Return ETF	167,548
		317,116
	SPECIALTY - 0.8%
1,935	Invesco DB US Dollar Index Bullish Fund(b)	48,162
372	ProShares Short VIX Short-Term Futures ETF(b)	21,546
		69,708

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,290,865)	3,432,141

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED NOTES — 0.0%(a)
	COMMODITY - 0.0%(a)
44	iPath Series B Bloomberg Grains Subindex Total Return ETN(b)	$2,742

	TOTAL EXCHANGE-TRADED NOTES (Cost $1,731)	2,742

	OPEN END FUNDS — 35.4%
	ALTERNATIVE - 2.2%
1,248	AQR Managed Futures Strategy Fund, Class I	9,538
15,889	Easterly Hedged Equity Fund, Class R6(d)	183,999
		193,537
	FIXED INCOME - 33.2%
259,678	Easterly Structured Credit Value Fund, Class R6(d)	2,903,195

	TOTAL OPEN END FUNDS (Cost $3,019,704)	3,096,732

	TOTAL INVESTMENTS - 74.7% (Cost $6,312,300)	$6,531,615
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.3%	2,215,248
	NET ASSETS - 100.0%	$8,746,863

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of this investment is a holding of the of the James Alpha Cayman Commodity Fund I Ltd.

(d)	Affiliated investment.

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Forward Currency Contracts
Settlement	Units to					US Dollar		Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value		(Depreciation)
To Buy:
9/24/2021	2,630	AUD	Brown Brothers Harriman	$1,911	USD	$1,922		$11
9/24/2021	6,715	CHF	Brown Brothers Harriman	7,360	USD	7,335		(25)
9/24/2021	475,145	EUR	Brown Brothers Harriman	557,573	USD	561,147		3,574
							Total Unrealized:	$3,560
To Sell:
9/24/2021	(28,225)	CAD	Brown Brothers Harriman	$(22,377)	USD	$(22,335)		$42
9/24/2021	(11,903)	GBP	Brown Brothers Harriman	(16,371)	USD	(16,383)		(12)
9/24/2021	(60,866,012)	JPY	Brown Brothers Harriman	(555,951)	USD	(554,145)		1,806
9/24/2021	(246,592)	MXN	Brown Brothers Harriman	(12,276)	USD	(12,267)		9
							Total Unrealized:	$1,845

Currency Abbreviations:

AUD	- Australian Dollar

CAD	- Canadian Dollar

CHF	- Swiss Franc

EUR	- Euro

GBP	- British Pound

JPY	- Japanese Yen

MXN	- Mexican Peso

USD - U.S. Dollar

TOTAL RETURN SWAP - 9.9%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 80,351, with a receivable rate of 0.39%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value $8,240,337)	$868,317
$868,317

TOTAL RETURN SWAP - (0.2) %	Unrealized Loss
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily weighting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 28, 2021, and has a maturity date of February 4, 2022. The number of shares is 25,578. (Notional Value $2,555,489)	$—
$—

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy (“GS Intraday Momentum”) aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The swap became effective on May 3, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,766. (Notional Value $202,934)	$(782)
$(782)

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Long Gamma US Series 10 Excess Return Strategy (“GS Long Gamma”) attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The swap became effective on May 3, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,521. (Notional Value $215,065)	$907
$907

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy (“GS Calls vs Calls”) is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The swap became effective on May 28, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,641. (Notional Value $203,000)	$—
$—

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy (“GS Systematic Skew”) is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The swap became effective on May 28, 2021, and has a maturity date of February 1, 2022. The number of shares is 1,502. (Notional Value $203,000)	$—
$—

See accompanying notes to financial statements.

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Long Future Contracts	Counterparty	August 31, 2021	Expiration	(Depreciation)	Gain/(Loss)
4	2 year Euro-Schatz	Deutsche Bank	$528,421	12/8/2021	$(14)	(0.00)%
4	2 year Euro-Schatz	Deutsche Bank	504,266	9/8/2021	(47)	(0.01)%
10	3 month Euro (EURIBOR)	Deutsche Bank	3,107,677	6/19/2023	74	0.01%
2	3 month Euro (EURIBOR)	Deutsche Bank	732,373	12/18/2023	194	0.02%
1	3 month Euro (EURIBOR)	Deutsche Bank	227,139	3/14/2022	4	0.00%
7	3 year Australian Treasury Bond	Deutsche Bank	576,051	9/15/2021	1,356	0.16%
7	10 year Australian Treasury Bond Future	Deutsche Bank	722,258	9/15/2021	388	0.04%
4	10 year Canadian Govt Bond	Deutsche Bank	452,598	12/20/2021	(843)	(0.10)%
4	10 year Italian Bond	Deutsche Bank	781,835	9/8/2021	(2,596)	(0.30)%
1	10 year Japanese Government Bond	Deutsche Bank	1,514,730	9/13/2021	(107)	(0.01)%
8	10 year US Treasury Notes	Deutsche Bank	1,133,894	12/21/2021	1,140	0.13%
3	30 year US Treasury Bonds	Deutsche Bank	501,072	12/21/2021	616	0.07%
4	90 Day Bank Accepted Bill Future	Deutsche Bank	799,881	6/9/2022	306	0.04%
5	Brent Crude Monthly Future	Deutsche Bank	348,133	9/30/2021	3,546	0.41%
1	DAX Index Future	Deutsche Bank	361,528	9/17/2021	(1,105)	(0.13)%
64	DJ EURO STOXX Banks Future	Deutsche Bank	362,516	9/17/2021	(548)	(0.06)%
3	E-Mini Nasdaq-100	Deutsche Bank	799,113	9/17/2021	4,997	0.58%
1	E-Mini S&P 500	Deutsche Bank	315,675	9/17/2021	6,323	0.73%
10	Euro-BOBL	Deutsche Bank	1,602,822	9/8/2021	1,114	0.13%
14	Euro-BUND	Deutsche Bank	2,879,513	9/8/2021	1,911	0.22%
1	Euro-BUXL	Deutsche Bank	249,230	9/8/2021	(3,155)	(0.36)%
2	Eurodollar	Deutsche Bank	463,799	9/19/2022	81	0.01%
2	Eurodollar	Deutsche Bank	399,746	3/14/2022	25	0.00%
1	Eurodollar	Deutsche Bank	369,980	6/13/2022	(18)	(0.00)%
1	Eurodollar	Deutsche Bank	229,738	12/18/2023	(25)	(0.00)%
1	Eurodollar	Deutsche Bank	222,560	6/19/2023	20	0.00%
3	Euro-OAT Future	Deutsche Bank	578,374	9/8/2021	(1,243)	(0.14)%
2	Long Gilt Future	Deutsche Bank	412,118	12/29/2021	(2,319)	(0.27)%
2	Mini Japanese Goverment Bond Future	Deutsche Bank	233,361	9/10/2021	42	0.00%
1	S&P Canada 60 Index Future	Deutsche Bank	234,259	9/16/2021	4,387	0.51%
3	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	502,483	6/13/2022	85	0.01%
1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	227,367	12/19/2022	386	0.04%
2	Ultra Long-Term T Bond	Deutsche Bank	433,734	12/21/2021	1,005	0.12%
					$15,980

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Short Future Contracts	Counterparty	August 31, 2021	Expiration	(Depreciation)	Gain/(Loss)
(2)	2 year US Treasury Notes	Deutsche Bank	$(397,878)	12/31/2021	$(189)	(0.02)%
(2)	3 month Sterling	Deutsche Bank	(305,436)	6/15/2022	(108)	(0.01)%
(11)	3 month Sterling	Deutsche Bank	(1,886,785)	6/21/2023	(312)	(0.04)%
(3)	5 year US Treasury Notes	Deutsche Bank	(430,351)	12/31/2021	(95)	(0.01)%
(4)	AUD/USD Future	Deutsche Bank	(309,279)	9/13/2021	2,221	0.26%
(3)	CAD/USD Future	Deutsche Bank	(273,055)	9/14/2021	344	0.04%
(2)	CME E-Mini Russell 2000 Index	Deutsche Bank	(244,959)	9/17/2021	1,402	0.16%
(6)	EUR/USD Future	Deutsche Bank	(851,343)	9/13/2021	423	0.05%
(2)	Eurodollar	Deutsche Bank	(382,077)	6/17/2024	(865)	(0.10)%
(4)	JPY/USD Future	Deutsche Bank	(483,830)	9/13/2021	968	0.11%
(2)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	(301,382)	3/14/2022	5	0.00%
					$3,794

	TOTAL FUTURES CONTRACTS				$19,774

PURCHASED PUT OPTIONS

						Percentage of
						Total Return
		Notional Value at			Unrealized	Swap Unrealized
Description	Counterparty	August 31, 2021	Expiration	Strike Price	Appreciation	Gain
CNH/USD	Deutsche Bank	$374,707	11/17/2021	$6.00	$0	0.00%
TOTAL PURCHASED PUT OPTIONS					0

James Alpha Index Swap Top 50 Holdings (Continued)

FORWARD CURRENCY CONTRACTS +

							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
9/29/2021	593,479	USD	Deutsche Bank	$504,362	EUR	$506,535	$2,173
9/29/2021	276,750	USD	Deutsche Bank	381,907	AUD	384,161	2,254
9/29/2021	328,504	CHF	Deutsche Bank	360,928	USD	363,237	2,309
To Sell:
9/1/2021	313,130	CHF	Deutsche Bank	290,888	EUR	289,250	(1,639)
9/29/2021	4,104,287	MXN	Deutsche Bank	201,224	USD	203,759	2,535
TOTAL FORWARD CURRENCY CONTRACTS							7,632

+	Foreign currency transactions are done by notional and not by contracts

Currency Abbreviations:

AUD	- Australian Dollar

CHF	- Swiss Franc

EUR	- Euro

MXN	- Mexican Peso

USD	- U.S. Dollar

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS *

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	August 31, 2021	Expiration
0	CBOT 10 Year US Treasury Note 12/21/2021	Goldman Sachs	$51,374	12/21/2021
1	CBOT 2 Year US Treasury Note Future 12/31/2021	Goldman Sachs	281,387	12/31/2021
2	CBOT 5 Year US Treasury Note 12/31/2021	Goldman Sachs	284,800	12/31/2021
1	CBOT 5 Year US Treasury Note 12/31/2021	Goldman Sachs	93,887	12/31/2021
0	CBOT Soybean Future 03/14/2022	Goldman Sachs	11,733	3/14/2022
0	CBOT US Long Bond Future 12/21/2021	Goldman Sachs	25,179	12/21/2021
1	CBOT Wheat Future 03/14/2022	Goldman Sachs	22,104	3/14/2022
1	CME 3 Month Eurodollar Future 03/14/2022	Goldman Sachs	280,951	3/14/2022
1	CME 3 Month Eurodollar Future 06/13/2022	Goldman Sachs	280,846	6/13/2022
1	CME 3 Month Eurodollar Future 09/19/2022	Goldman Sachs	280,677	9/19/2022
1	CME 3 Month Eurodollar Future 12/13/2021	Goldman Sachs	280,936	12/13/2021
1	CME 3 Month Eurodollar Future 12/19/2022	Goldman Sachs	280,424	12/19/2022
2	CME E-Mini NASDAQ 100 Index Future 09/17/2021	Goldman Sachs	34,108	9/17/2021
7	CME E-Mini Standard & Poor's 500 Index Future 09/17/2021	Goldman Sachs	31,338	9/17/2021
1	Corn Future	Goldman Sachs	16,048	3/14/2022
0	Cotton No.2 Future	Goldman Sachs	12,305	3/9/2022
0	Eurex 10 Year Euro BUND Future 09/08/2021	Goldman Sachs	19,561	9/8/2021
0	Eurex 10 Year Euro BUND Future 12/08/2021	Goldman Sachs	39,493	12/8/2021
0	Eurex 2 Year Euro SCHATZ Future 44447	Goldman Sachs	58,787	9/8/2021
1	Eurex 2 Year Euro SCHATZ Future 44538	Goldman Sachs	117,612	12/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	69,058	12/8/2021
2	Eurex 5 Year Euro BOBL Future 44447	Goldman Sachs	273,542	9/8/2021
0	Eurex 5 Year Euro BOBL Future 44447	Goldman Sachs	34,411	9/8/2021
2	Eurex Swiss Market New Index Future 09/17/2021	Goldman Sachs	33,722	9/17/2021
0	Euro-BTP Future	Goldman Sachs	17,870	12/8/2021
34	Euronext Amsterdam Index Future 44456	Goldman Sachs	31,269	9/17/2021
2	Euronext CAC 40 Index Future 09/17/2021	Goldman Sachs	15,474	9/17/2021
61,985	KOPSI 200 Index Future	Goldman Sachs	22,427	9/9/2021
0	LME Copper Future	Goldman Sachs	9,965	10/18/2021
0	LME Nickel Future	Goldman Sachs	10,131	10/18/2021
0	LME Primary Aluminum Future	Goldman Sachs	14,405	2/14/2022
0	LME Primary Aluminum Future	Goldman Sachs	10,818	1/17/2022
0	LME Primary Aluminum Future 10/18/2021	Goldman Sachs	10,111	10/18/2021
0	LME Zinc Future	Goldman Sachs	10,731	11/15/2021
0	LME Zinc Future 10/18/2021	Goldman Sachs	9,855	10/18/2021
0	Montreal Exchange 10 Year Canadian Bond Future 12/20/2021	Goldman Sachs	28,823	12/20/2021
30	Montreal Exchange S&P/TSX 60 Index Future 09/16/2021	Goldman Sachs	28,863	9/17/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	26,815	3/21/2022
0	NYBOT CSC C Coffee Future 12/20/2021	Goldman Sachs	10,038	12/20/2021
1	NYBOT CSC Number 11 World Sugar Future 02/28/2022	Goldman Sachs	28,792	2/28/2022
123	OML Stockholm OMXS30 Index Future 09/17/2021	Goldman Sachs	33,469	9/17/2021
0	SFE 10 Year Australian Bond Future 09/15/2021	Goldman Sachs	29,418	9/15/2021
5	SFE S&P ASX Share Price Index 200 Future 09/16/2021	Goldman Sachs	25,492	9/16/2021
0	TSE Japanese 10 Year Bond Futures 09/13/2021	Goldman Sachs	33,756	9/9/2021

CREDIT DEFAULT SWAP

Number of			Notional Value at
Contracts	Open Credit Default Swap	Counterparty	August 31, 2021	Expiration	Value
84,435	Markit CDX North America Investment Grade Index	Goldman Sachs	84,435	6/20/2026	$(2,309)
12,949	Markit CDX North America High Yield Index	Goldman Sachs	12,949	6/20/2026	(1,400)
					(3,709)

PURCHASED CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	August 31, 2021	Expiration	Price	Market Value
76	Apple, Inc.	Goldman Sachs	$11,574	9/17/2021	$130	$1,676
86	Apple, Inc.	Goldman Sachs	13,117	9/17/2021	135	1,482
83	Apple, Inc.	Goldman Sachs	12,657	9/17/2021	140	1,025
71	Apple, Inc.	Goldman Sachs	10,798	9/17/2021	145	549
						4,732

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

NO OPEN POSITIONS

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	August 31, 2021	Expiration	Price	Market Value
4	S&P 500 Index	Goldman Sachs	$18,461	12/17/2021	$4,530	(79)
3	S&P 500 Index	Goldman Sachs	15,073	3/18/2022	4,525	(72)
6	S&P 500 Index	Goldman Sachs	26,825	6/17/2022	4,525	(185)
						(336)

PURCHASED PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	August 31, 2021	Expiration	Price	Market Value
9	S&P 500 Index	Goldman Sachs	$41,080	9/17/2021	$1,850	$—
6	S&P 500 Index	Goldman Sachs	29,192	12/17/2021	2,125	15
6	S&P 500 Index	Goldman Sachs	27,971	12/17/2021	2,525	28
6	S&P 500 Index	Goldman Sachs	27,851	9/17/2021	2,250	—
6	S&P 500 Index	Goldman Sachs	27,435	9/17/2021	1,900	—
6	S&P 500 Index	Goldman Sachs	27,169	3/18/2022	2,150	45
6	S&P 500 Index	Goldman Sachs	26,537	12/17/2021	2,800	43
5	S&P 500 Index	Goldman Sachs	23,761	9/17/2021	2,225	—
5	S&P 500 Index	Goldman Sachs	23,541	12/17/2021	2,150	12
5	S&P 500 Index	Goldman Sachs	23,105	9/17/2021	2,500	—
5	S&P 500 Index	Goldman Sachs	22,487	12/17/2021	2,175	12
5	S&P 500 Index	Goldman Sachs	21,353	12/17/2021	2,250	13
5	S&P 500 Index	Goldman Sachs	20,631	12/17/2021	2,450	18
4	S&P 500 Index	Goldman Sachs	20,186	3/18/2022	2,100	31
4	S&P 500 Index	Goldman Sachs	19,841	12/17/2021	2,550	21
4	S&P 500 Index	Goldman Sachs	19,693	12/17/2021	2,500	19
4	S&P 500 Index	Goldman Sachs	19,443	3/18/2022	2,050	28
4	S&P 500 Index	Goldman Sachs	18,832	9/17/2021	2,325	—
4	S&P 500 Index	Goldman Sachs	18,512	9/17/2021	2,275	—
4	S&P 500 Index	Goldman Sachs	18,487	12/17/2021	2,575	20
4	S&P 500 Index	Goldman Sachs	18,466	9/17/2021	1,800	—
4	S&P 500 Index	Goldman Sachs	17,822	12/17/2021	2,200	10
4	S&P 500 Index	Goldman Sachs	17,812	4/14/2022	2,500	62
4	S&P 500 Index	Goldman Sachs	17,725	9/17/2021	1,950	—
4	S&P 500 Index	Goldman Sachs	17,454	7/15/2022	2,600	114
4	S&P 500 Index	Goldman Sachs	17,156	9/17/2021	2,400	—
4	S&P 500 Index	Goldman Sachs	17,023	3/18/2022	2,600	56
4	S&P 500 Index	Goldman Sachs	16,221	3/18/2022	2,500	46
3	S&P 500 Index	Goldman Sachs	15,778	9/17/2021	2,525	—
3	S&P 500 Index	Goldman Sachs	15,654	12/17/2021	2,825	26
3	S&P 500 Index	Goldman Sachs	15,262	9/17/2021	2,050	—
3	S&P 500 Index	Goldman Sachs	15,205	9/17/2021	2,475	—
3	S&P 500 Index	Goldman Sachs	15,087	12/17/2021	2,100	7
3	S&P 500 Index	Goldman Sachs	14,877	6/17/2022	2,500	75
3	S&P 500 Index	Goldman Sachs	14,179	12/17/2021	2,425	12
3	S&P 500 Index	Goldman Sachs	14,092	9/17/2021	2,200	—
3	S&P 500 Index	Goldman Sachs	13,901	12/17/2021	1,800	4
3	S&P 500 Index	Goldman Sachs	13,869	9/17/2021	2,550	—
3	S&P 500 Index	Goldman Sachs	13,766	9/17/2021	2,000	—
3	S&P 500 Index	Goldman Sachs	13,357	9/17/2021	1,750	—
3	S&P 500 Index	Goldman Sachs	13,170	12/17/2021	2,700	18
3	S&P 500 Index	Goldman Sachs	12,940	6/17/2022	2,050	33
3	S&P 500 Index	Goldman Sachs	12,883	12/17/2021	2,675	17
3	S&P 500 Index	Goldman Sachs	12,838	3/18/2022	2,250	25
3	S&P 500 Index	Goldman Sachs	12,837	9/17/2021	2,350	—
3	S&P 500 Index	Goldman Sachs	12,657	3/18/2022	2,550	39
3	S&P 500 Index	Goldman Sachs	12,647	9/17/2021	2,450	—
						849

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Call Options	Counterparty	August 31, 2021	Expiration	Price	Market Value
6	S&P 500 Index	Goldman Sachs	$27,382	9/17/2021	$4,400	$825
5	S&P 500 Index	Goldman Sachs	21,135	9/17/2021	4,475	333
4	S&P 500 Index	Goldman Sachs	18,031	9/17/2021	4,445	384
3	S&P 500 Index	Goldman Sachs	15,657	9/17/2021	4,435	363
3	S&P 500 Index	Goldman Sachs	13,466	9/17/2021	4,405	392
3	S&P 500 Index	Goldman Sachs	12,573	9/17/2021	4,440	280
3	S&P 500 Index	Goldman Sachs	11,366	9/17/2021	4,420	297
2	S&P 500 Index	Goldman Sachs	11,096	9/17/2021	4,485	156
2	S&P 500 Index	Goldman Sachs	10,907	10/15/2021	4,400	405
2	S&P 500 Index	Goldman Sachs	10,362	9/17/2021	4,495	128
2	S&P 500 Index	Goldman Sachs	9,718	9/17/2021	4,470	162
2	S&P 500 Index	Goldman Sachs	9,586	9/17/2021	4,385	318
2	S&P 500 Index	Goldman Sachs	9,022	9/17/2021	4,465	159
2	S&P 500 Index	Goldman Sachs	8,963	9/17/2021	4,505	97
2	S&P 500 Index	Goldman Sachs	8,695	9/17/2021	4,455	169
2	S&P 500 Index	Goldman Sachs	8,327	10/15/2021	4,470	208
2	S&P 500 Index	Goldman Sachs	8,281	9/17/2021	4,525	65
2	S&P 500 Index	Goldman Sachs	7,845	9/17/2021	4,430	190
2	S&P 500 Index	Goldman Sachs	7,220	9/17/2021	4,425	182
2	S&P 500 Index	Goldman Sachs	6,907	10/15/2021	4,430	219
2	S&P 500 Index	Goldman Sachs	6,901	10/15/2021	4,525	115
2	S&P 500 Index	Goldman Sachs	6,886	9/17/2021	4,355	271
2	S&P 500 Index	Goldman Sachs	6,800	10/15/2021	4,480	159
1	S&P 500 Index	Goldman Sachs	6,502	9/17/2021	4,325	296
1	S&P 500 Index	Goldman Sachs	6,473	9/17/2021	4,245	405
1	S&P 500 Index	Goldman Sachs	6,432	9/17/2021	4,370	233
1	S&P 500 Index	Goldman Sachs	6,378	10/15/2021	4,510	120
1	S&P 500 Index	Goldman Sachs	6,212	10/15/2021	4,420	208
1	S&P 500 Index	Goldman Sachs	6,063	9/17/2021	4,225	405
1	S&P 500 Index	Goldman Sachs	6,039	9/17/2021	4,395	188
1	S&P 500 Index	Goldman Sachs	5,977	9/17/2021	4,320	279
1	S&P 500 Index	Goldman Sachs	5,718	9/17/2021	4,415	155
1	S&P 500 Index	Goldman Sachs	5,716	10/15/2021	4,370	244
1	S&P 500 Index	Goldman Sachs	5,461	9/17/2021	4,290	289
1	S&P 500 Index	Goldman Sachs	5,354	10/15/2021	4,495	113
1	S&P 500 Index	Goldman Sachs	5,294	10/15/2021	4,410	187
1	S&P 500 Index	Goldman Sachs	5,136	10/15/2021	4,360	229
1	S&P 500 Index	Goldman Sachs	4,855	10/15/2021	4,485	110
1	S&P 500 Index	Goldman Sachs	4,849	10/15/2021	4,450	137
1	S&P 500 Index	Goldman Sachs	4,605	11/19/2021	4,440	176
1	S&P 500 Index	Goldman Sachs	4,550	11/19/2021	4,400	205
1	S&P 500 Index	Goldman Sachs	4,440	9/17/2021	4,410	125
1	S&P 500 Index	Goldman Sachs	4,298	9/17/2021	4,240	273
1	S&P 500 Index	Goldman Sachs	4,160	9/17/2021	4,200	300
1	S&P 500 Index	Goldman Sachs	4,155	9/17/2021	4,365	155
1	S&P 500 Index	Goldman Sachs	3,971	9/17/2021	4,220	270
1	S&P 500 Index	Goldman Sachs	3,923	11/19/2021	4,470	131
1	S&P 500 Index	Goldman Sachs	3,842	10/15/2021	4,440	115
1	S&P 500 Index	Goldman Sachs	3,818	11/19/2021	4,480	122
1	S&P 500 Index	Goldman Sachs	3,519	10/15/2021	4,325	180
						11,527

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

Number of			Notional Value at		Exercise
Contracts	Open Call Options	Counterparty	August 31, 2021	Expiration	Price	Market Value
5	S&P 500 Index	Goldman Sachs	$24,235	9/17/2021	$4,330	$1,080
						1,080

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	August 31, 2021	Expiration	Price	Market Value
20	S&P 500 Index	Goldman Sachs	$90,774	10/15/2021	$2,500	$12
16	S&P 500 Index	Goldman Sachs	74,497	10/15/2021	2,450	8
16	S&P 500 Index	Goldman Sachs	74,298	9/17/2021	2,650	1
16	S&P 500 Index	Goldman Sachs	73,776	10/15/2021	2,550	10
15	S&P 500 Index	Goldman Sachs	68,260	11/19/2021	2,600	42
15	S&P 500 Index	Goldman Sachs	67,343	10/15/2021	2,600	11
14	S&P 500 Index	Goldman Sachs	62,910	10/15/2021	2,700	12
13	S&P 500 Index	Goldman Sachs	61,055	10/15/2021	2,800	15
13	S&P 500 Index	Goldman Sachs	61,024	9/17/2021	2,740	1
13	S&P 500 Index	Goldman Sachs	56,974	10/15/2021	2,900	17
12	S&P 500 Index	Goldman Sachs	56,065	11/19/2021	2,300	19
12	S&P 500 Index	Goldman Sachs	53,887	9/17/2021	2,500	—
10	S&P 500 Index	Goldman Sachs	46,010	11/19/2021	2,350	18
10	S&P 500 Index	Goldman Sachs	44,959	11/19/2021	2,250	14
10	S&P 500 Index	Goldman Sachs	43,660	9/17/2021	2,900	1
10	S&P 500 Index	Goldman Sachs	43,096	9/17/2021	2,475	—
9	S&P 500 Index	Goldman Sachs	41,436	11/19/2021	2,650	28
9	S&P 500 Index	Goldman Sachs	39,687	9/17/2021	2,960	1
9	S&P 500 Index	Goldman Sachs	39,333	9/17/2021	2,625	1
9	S&P 500 Index	Goldman Sachs	39,069	9/17/2021	2,975	2
8	S&P 500 Index	Goldman Sachs	37,802	9/17/2021	2,825	1
8	S&P 500 Index	Goldman Sachs	37,562	11/19/2021	2,550	21
8	S&P 500 Index	Goldman Sachs	36,584	11/19/2021	2,400	15
8	S&P 500 Index	Goldman Sachs	35,704	10/15/2021	2,940	12
8	S&P 500 Index	Goldman Sachs	35,439	11/19/2021	2,450	16
8	S&P 500 Index	Goldman Sachs	34,326	9/17/2021	2,700	—
7	S&P 500 Index	Goldman Sachs	33,840	9/17/2021	2,325	—
7	S&P 500 Index	Goldman Sachs	30,907	10/15/2021	2,300	2
7	S&P 500 Index	Goldman Sachs	30,848	9/17/2021	3,200	2
7	S&P 500 Index	Goldman Sachs	30,760	9/17/2021	2,425	—
7	S&P 500 Index	Goldman Sachs	30,622	10/15/2021	2,250	2
7	S&P 500 Index	Goldman Sachs	30,470	10/15/2021	2,400	3
7	S&P 500 Index	Goldman Sachs	30,136	10/15/2021	3,020	12
6	S&P 500 Index	Goldman Sachs	28,986	9/17/2021	3,080	2
6	S&P 500 Index	Goldman Sachs	28,714	9/17/2021	3,220	2
6	S&P 500 Index	Goldman Sachs	28,650	12/17/2021	2,400	23
6	S&P 500 Index	Goldman Sachs	28,429	10/15/2021	3,080	13
6	S&P 500 Index	Goldman Sachs	28,126	10/15/2021	3,100	13
6	S&P 500 Index	Goldman Sachs	28,038	9/17/2021	3,150	2
6	S&P 500 Index	Goldman Sachs	27,826	10/15/2021	3,025	11
6	S&P 500 Index	Goldman Sachs	27,802	9/17/2021	2,450	—
6	S&P 500 Index	Goldman Sachs	27,766	10/15/2021	3,180	15
6	S&P 500 Index	Goldman Sachs	27,722	9/17/2021	3,320	3
6	S&P 500 Index	Goldman Sachs	26,931	9/17/2021	3,100	2
6	S&P 500 Index	Goldman Sachs	26,842	9/17/2021	2,100	—
6	S&P 500 Index	Goldman Sachs	26,754	11/19/2021	2,500	14
6	S&P 500 Index	Goldman Sachs	25,041	12/17/2021	2,225	15
5	S&P 500 Index	Goldman Sachs	24,628	9/17/2021	3,030	1
5	S&P 500 Index	Goldman Sachs	24,423	9/17/2021	2,850	1
						416

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Australia - 1.4%
1,322,939	NEXTDC Ltd.(a)	$12,753,300

	Bermuda - 4.3%
9,230,837	Hongkong Land Holdings Ltd.	38,769,515

	Canada - 0.9%
808,074	NorthWest Healthcare Properties Real Estate Investment Trust	8,473,059

	Cayman Islands - 10.3%
4,797,909	CK Asset Holdings Ltd.	31,244,833
4,840,342	ESR Cayman Ltd.(a)	14,745,758
753,839	GDS Holdings Ltd. - ADR(a)	44,084,504
568,505	Wharf Real Estate Investment Company Ltd.	2,815,390
		92,890,485
	France - 3.9%
644,621	Accor S.A.(a)	22,223,770
546,727	Klepierre S.A.	13,400,186
		35,623,956
	Hong Kong - 6.0%
5,890,693	Link REIT	54,162,107

	Ireland - 1.5%
10,960,197	Glenveagh Properties PLC(a)	14,016,069

	Italy - 1.6%
981,321	COIMA RES SpA	7,983,979
563,103	Infrastrutture Wireless Italiane SpA	6,697,771
		14,681,750
	Japan - 11.2%
3,887	Daiwa House REIT Investment Corporation	11,496,174
43,357	Japan Hotel REIT Investment Corporation	25,634,232
4,115,901	Mitsubishi Estate Company Ltd.	64,531,004
		101,661,410

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Singapore - 1.6%
5,698,133	Keppel DC REIT	$10,574,774
2,658,897	Mapletree Commercial Trust	4,003,632
		14,578,406
	United Kingdom - 6.2%
5,064,313	Assura PLC	5,502,822
2,165,857	Cushman & Wakefield PLC(a)	39,288,647
4,867,684	Empiric Student Property PLC(a)	6,485,281
411,379	Great Portland Estates PLC	4,425,064
		55,701,814
	United States - 49.6%
979,675	Acadia Realty Trust	20,788,704
5,675	American Tower Corporation	1,658,065
49,001	Americold Realty Trust	1,800,297
1,192,505	CatchMark Timber Trust, Inc.	13,761,508
534,310	CoreCivic, Inc.	5,193,493
225,376	Corporate Office Properties Trust	6,351,096
5,496,432	DigitalBridge Group, Inc.(a)	37,925,380
680,978	Easterly Government Properties, Inc.	14,552,500
987,419	Ellington Financial, Inc.	18,287,000
943,652	GEO Group, Inc.	7,313,303
1,000,500	Independence Realty Trust, Inc.	20,490,240
999,914	Kennedy-Wilson Holdings, Inc.	21,988,109
426,803	Kilroy Realty Corporation	28,019,617
297,277	Marriott International, Inc. (a)	40,174,014
297,151	National Retail Properties, Inc.	14,147,359
29,379	National Storage Affiliates Trust	1,681,948
348,824	New Senior Investment Group, Inc.	3,045,234
1,161,533	Retail Opportunity Investments Corporation	21,000,517
504,346	Ventas, Inc.	28,213,115
980,339	VICI Properties, Inc.	30,302,278
95,396	Welltower, Inc.	8,350,012
1,661,635	Weyerhaeuser Company	59,818,859
547,576	WP Carey, Inc.	42,776,636
		447,639,284

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Fair Value

TOTAL COMMON STOCKS (Cost $1,015,324,959)	$890,951,155

TOTAL INVESTMENTS - 98.5% (Cost $1,015,324,959)	$890,951,155
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	13,815,732
NET ASSETS - 100.0%	$904,766,887

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar		Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value		Appreciation/(Depreciation)
To Buy:
9/1/2021	$344,640	HKD	Brown Brothers Harriman	$44,258	USD	$44,313		$55
9/1/2021	182,482	SGD	Brown Brothers Harriman	135,698	USD	135,665		(33)
9/2/2021	12,792,472	HKD	Brown Brothers Harriman	1,644,672	USD	1,644,837		165
9/2/2021	914,426,730	JPY	Brown Brothers Harriman	8,314,104	USD	8,323,564		9,460
9/2/2021	1,505,313	SGD	Brown Brothers Harriman	1,119,325	USD	1,119,109		(216)
							Total Unrealized:	$9,431

To Sell:
9/2/2021	$(198,247)	CAD	Brown Brothers Harriman	$(157,117)	USD	$(156,885)		$232
							Total Unrealized:	$232

Currency Abbreviations:

CAD	- Canadian Dollar

HKD	- Hong Kong Dollar

JPY	- Japanes Yen

SGD	- Singapore Dollar

USD	- U.S. Dollar

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 21.5%
	FIXED INCOME - 21.5%
6,500	Apollo Tactical Income Fund, Inc.	$103,220
8,000	BlackRock Core Bond Trust	130,560
10,000	BlackRock Corporate High Yield Fund, Inc.	126,000
10,482	BlackRock Credit Allocation Income Trust	160,689
10,000	BlackRock Limited Duration Income Trust	173,600
8,000	Blackstone / GSO Strategic Credit Fund	110,880
2,000	DoubleLine Income Solutions Fund	35,800
10,000	Eaton Vance Ltd. Duration Income Fund	133,300
10,000	First Trust High Income Long/Short Fund	159,900
12,000	Franklin Ltd. Duration Income Trust	111,960
10,800	Invesco Dynamic Credit Opportunities Fund	126,360
40,000	Invesco Senior Income Trust	175,200
7,000	John Hancock Preferred Income Fund III	136,430
25,000	Nuveen Credit Strategies Income Fund	162,500
7,000	Nuveen Global High Income Fund	113,540
7,000	Nuveen Preferred & Income Term Fund	178,220
10,000	PGIM Global High Yield Fund, Inc.	157,100
10,000	PGIM High Yield Bond Fund, Inc.	163,000
17,000	PIMCO Income Strategy Fund II	193,460
20,000	Wells Fargo Income Opportunities Fund	181,800
15,000	Western Asset High Income Opportunity Fund, Inc.	78,750
		2,912,269

	TOTAL CLOSED END FUNDS (Cost $2,552,761)	2,912,269

	COMMON STOCKS — 80.9%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,263	Canada Goose Holdings, Inc.(a),(b)	48,462
219	Carter's, Inc.(a)	22,421
		70,883
	ASSET MANAGEMENT - 1.8%
979	Hamilton Lane, Inc. (a)	84,263
2,819	Kennedy-Wilson Holdings, Inc.	61,990

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	ASSET MANAGEMENT - 1.8% (Continued)
574	LPL Financial Holdings, Inc.(a)	$84,865
		231,118
	BANKING - 3.2%
400	Atlantic Capital Bancshares, Inc.(b)	9,692
4,100	Cadence BanCorporation(a)	88,191
4,400	CIT Group, Inc.(a)	243,849
1,112	Eagle Bancorp Montana, Inc.(a)	24,620
2,700	Sterling Bancorp(a)	61,803
		428,155
	BEVERAGES - 0.2%
1,808	Primo Water Corporation(a)	32,110

	BIOTECH & PHARMA - 0.7%
714	AbCellera Biologics, Inc.(a),(b)	11,981
900	Translate Bio, Inc.(a),(b)	33,660
1,302	TransMedics Group, Inc.(a),(b)	42,550
		88,191
	CHEMICALS - 1.0%
300	Lydall, Inc.(b)	18,594
1,600	W R Grace & Company(a)	111,424
		130,018
	COMMERCIAL SUPPORT SERVICES - 1.1%
127	Avalara, Inc.(a),(b)	22,822
983	Clean Harbors, Inc.(a),(b)	100,875
1,100	Covanta Holding Corporation	22,055
		145,752
	CONSTRUCTION MATERIALS - 0.0%(c)
100	Forterra, Inc.(b)	2,304

	E-COMMERCE DISCRETIONARY - 0.9%
1,892	Leslie's, Inc.(a),(b)	45,635
605	MYT Netherlands Parent BV - ADR(b)	17,327
1,087	Revolve Group, Inc.(a),(b)	62,459
		125,421

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	ELECTRIC UTILITIES - 0.5%
1,251	Portland General Electric Company(a)	$64,239

	ELECTRICAL EQUIPMENT - 0.3%
673	BWX Technologies, Inc.(a)	38,650

	ENGINEERING & CONSTRUCTION - 0.2%
2,609	Infrastrutture Wireless Italiane SpA	31,014

	ENTERTAINMENT CONTENT - 0.2%
1,800	Sciplay Corporation(b)	33,678

	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
2,800	Domtar Corporation(a)	153,524

	HEALTH CARE FACILITIES & SERVICES - 3.4%
532	Accolade, Inc.(a),(b)	25,206
1,018	Invitae Corporation(a),(b)	30,163
2,200	Magellan Health, Inc.(a),(b)	208,165
2,057	NeoGenomics, Inc.(a),(b)	100,011
1,000	PPD, Inc.(a),(b)	46,310
861	Progyny, Inc.(a),(b)	48,104
		457,959
	HOME CONSTRUCTION - 0.4%
38,237	Glenveagh Properties PLC(b)	48,928

	INDUSTRIAL SUPPORT SERVICES - 0.3%
696	Ritchie Bros Auctioneers, Inc.(a)	43,563

	INSURANCE - 2.5%
300	Athene Holding Ltd.(b)	20,091
1,500	Willis Towers Watson PLC(a)	331,080
		351,171
	INTERNET MEDIA & SERVICES - 0.6%
182	Fiverr International Ltd.(a),(b)	32,671

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	INTERNET MEDIA & SERVICES - 0.6% (Continued)
352	Marqeta, Inc.(b)	$10,222
391	MediaAlpha, Inc.(a),(b)	8,672
2,900	Sogou, Inc. - ADR(a),(b)	25,607
		77,172
	LEISURE FACILITIES & SERVICES - 4.6%
2,490	Accor S.A.(b)	85,711
900	Cineplex, Inc.	9,359
1,620	GAN Ltd.(a),(b)	27,702
2,000	Great Canadian Gaming Corporation(b)	69,880
300	Great Canadian Gaming Corporation(b)	10,458
1,248	Marriott International, Inc.	168,654
2,471	Norwegian Cruise Line Holdings Ltd.(a),(b)	63,851
989	Red Rock Resorts, Inc.(a)	46,295
648	Shake Shack, Inc.(a),(b)	56,214
460	Wingstop, Inc.(a)	79,088
		617,212
	MACHINERY - 0.3%
113	Hydrofarm Holdings Group, Inc.(a),(b)	5,713
586	Tennant Company(a)	43,353
		49,066
	MEDICAL EQUIPMENT & DEVICES - 1.1%
873	Acutus Medical, Inc.(a),(b)	11,166
409	Axonics, Inc.(a),(b)	30,667
210	CareDx, Inc.(a),(b)	15,389
137	Inspire Medical Systems, Inc.(a),(b)	30,628
1,079	Silk Road Medical, Inc.(a),(b)	63,962
		151,812
	REAL ESTATE OWNERS & DEVELOPERS - 4.4%
18,354	CK Asset Holdings Ltd.	119,648
2,502	COIMA RES SpA	20,350
600	Deutsche Wohnen S.E.	37,227
14,872	Empiric Student Property PLC	19,792
35,285	Hongkong Land Holdings Ltd.	148,197

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 4.4% (Continued)
15,849	Mitsubishi Estate Company Ltd.	$248,281
		593,495
	REAL ESTATE SERVICES - 1.5%
8,342	Cushman & Wakefield PLC(b)	151,324
18,544	ESR Cayman Ltd.(b)	56,509
		207,833
	REITS - 18.7%
2,650	Acadia Realty Trust	56,233
62	American Tower Corporation	18,115
900	Americold Realty Trust(a)	33,066
28,684	Assura PLC	31,147
4,633	CatchMark Timber Trust, Inc.	53,465
2,340	CoreCivic, Inc.	22,745
687	Corporate Office Properties Trust	19,360
497	CyrusOne, Inc.(a)	38,259
15	Daiwa House REIT Investment Corporation	44,443
19,443	DigitalBridge Group, Inc.(b)	134,157
3,083	Easterly Government Properties, Inc.	65,884
2,365	GEO Group, Inc.	18,329
3,780	Global Medical REIT, Inc.(a)	58,288
804	Great Portland Estates PLC	8,636
3,840	Independence Realty Trust, Inc.	78,643
166	Japan Hotel REIT Investment Corporation	98,216
21,843	Keppel DC REIT	40,597
1,634	Kilroy Realty Corporation	107,272
1,332	Klepierre S.A.	32,548
14,813	Link REIT	136,277
9,673	Mapletree Commercial Trust	14,598
1,076	National Retail Properties, Inc.	51,228
133	National Storage Affiliates Trust	7,614
1,018	New Senior Investment Group, Inc.	8,887
3,093	NorthWest Healthcare Properties Real Estate Investment Trust	32,432
3,999	QTS Realty Trust, Inc.(a)	311,841
4,451	Retail Opportunity Investments Corporation	80,474

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	REITS - 18.7% (Continued)
1,942	Ventas, Inc.	$108,635
5,700	VEREIT, Inc.(a)	288,021
3,738	VICI Properties, Inc.	115,542
369	Welltower, Inc.	32,299
6,376	Weyerhaeuser Company	229,536
1,942	WP Carey, Inc.	151,709
		2,528,496
	RETAIL - CONSUMER STAPLES - 2.3%
264	Five Below, Inc.(a),(b)	56,182
1,261	Ollie's Bargain Outlet Holdings, Inc.(a),(b)	91,271
2,480	OptimizeRx Corporation(a),(b)	164,127
		311,580
	RETAIL - DISCRETIONARY - 0.2%
499	Designer Brands, Inc.(a)	7,236
458	Driven Brands Holdings, Inc.(b)	13,685
		20,921
	SEMICONDUCTORS – 4.2%
1,449	Analog Devices, Inc.	236,115
200	Coherent, Inc.(a),(b)	50,534
1,800	Xilinx, Inc.(a)	280,062
		566,711
	SOFTWARE - 13.1%
1,010	1Life Healthcare, Inc.(a),(b)	24,755
140	Alkami Technology, Inc.(b)	3,998
380	Alteryx, Inc.(a),(b)	28,109
216	Bandwidth, Inc.(a),(b)	22,226
463	BigCommerce Holdings, Inc.(a),(b)	27,567
439	Bill.com Holdings, Inc.(a),(b)	120,456
481	Black Knight, Inc.(a),(b)	36,397
913	Blackline, Inc.(a),(b)	99,608
155	C3.ai, Inc.(a),(b)	7,989
4,467	Cantaloupe, Inc.(a),(b)	45,742
700	Change Healthcare, Inc.(b)	15,281
2,500	Cloudera, Inc.(a),(b)	39,825

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	SOFTWARE - 13.1% (Continued)
800	Cornerstone OnDemand, Inc.(a),(b)	$45,840
1,129	Domo, Inc.(a),(b)	101,046
1,105	Duck Creek Technologies, Inc.(a),(b)	51,526
1,471	Dynatrace, Inc.(a),(b)	101,102
1,511	eGain Corporation(a),(b)	17,800
475	Guidewire Software, Inc.(a),(b)	56,268
635	Health Catalyst, Inc.(a),(b)	34,677
1,972	Jamf Holding Corporation(a),(b)	69,316
589	JFrog Ltd.(a),(b)	22,641
200	Medallia, Inc.(b)	6,754
1,324	N-Able, Inc.(a),(b)	17,914
518	nCino, Inc.(a),(b)	32,121
4,500	Nuance Communications, Inc.(a),(b)	247,724
913	Nutanix, Inc.(a),(b)	33,699
642	Oak Street Health, Inc.(a),(b)	30,001
133	ON24, Inc.(b)	3,007
54	Paycor HCM, Inc.(b)	1,995
263	Paylocity Holding Corporation(a),(b)	70,800
49	Paymentus Holdings, Inc.(b)	1,257
801	Phreesia, Inc.(a),(b)	57,312
886	Ping Identity Holding Corporation(a),(b)	22,992
112	Privia Health Group, Inc.(b)	3,339
50	Procore Technologies, Inc.(b)	4,535
1,231	PROS Holdings, Inc.(a),(b)	53,228
842	Sailpoint Technologies Holdings, Inc.(a),(b)	39,456
198	Signify Health, Inc.(a),(b)	5,146
1,132	SolarWinds Corporation(a)	19,323
194	Sprinklr, Inc.(b)	3,042
445	Sprout Social, Inc.(a),(b)	54,112
1,446	Tenable Holdings, Inc.(a),(b)	64,159
425	Vertex, Inc.(a),(b)	8,797
1,990	Zeta Global Holdings Corporation(b)	13,472
		1,766,354

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.9% (Continued)
	SPECIALTY FINANCE - 0.6%
3,521	Ellington Financial, Inc.	$65,208
48	Flywire Corporation(b)	2,108
844	International Money Express, Inc.(b)	15,395
		82,711
	TECHNOLOGY HARDWARE - 0.2%
845	Pure Storage, Inc.(a),(b)	21,826

	TECHNOLOGY SERVICES - 4.4%
52	Dlocal Ltd.(b)	3,328
4,200	IHS Markit Ltd.(a)	506,520
939	Paya Holdings, Inc.(a),(b)	9,061
641	Repay Holdings Corporation(a),(b)	14,749
525	Shift4 Payments, Inc.(a),(b)	44,998
601	Telos Corporation(a),(b)	19,833
91	WEX, Inc.(a),(b)	16,705
		615,194
	TELECOMMUNICATIONS - 3.6%
4,777	GDS Holdings Ltd. - ADR(b)	279,359
5,067	NEXTDC Ltd.(b)	49,031
8,700	ORBCOMM, Inc.(a),(b)	99,963
4,213	Vonage Holdings Corporation(a),(b)	59,403
		487,756
	TRANSPORTATION & LOGISTICS - 2.5%
3,360	AFC Gamma, Inc.	71,602
1,585	CryoPort, Inc.(a),(b)	100,758
400	Kansas City Southern(a)	112,268
987	Knight-Swift Transportation Holdings, Inc.(a)	51,255
		335,883
	WHOLESALE - DISCRETIONARY - 0.3%
854	IAA, Inc.(a),(b)	45,364

	TOTAL COMMON STOCKS (Cost $9,831,929)	10,956,064

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.2%
	EQUITY - 0.0%(c)
1	ProShares UltraPro Short S&P 500(b)	$15
1	ProShares UltraShort Russell2000(b)	14
		29
	FIXED INCOME - 4.2%
7,000	Invesco Senior Loan ETF	154,980
6,500	iShares 0-5 Year High Yield Corporate Bond ETF	298,285
3,000	iShares Preferred & Income Securities ETF	118,200
1	ProShares UltraShort 20+ Year Treasury	17
		571,482

	TOTAL EXCHANGE-TRADED FUNDS (Cost $571,975)	571,511

	TOTAL INVESTMENTS – 106.6% (Cost $12,956,665)	$14,439,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%	(888,388)
	NET ASSETS - 100.0%	$13,551,456

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — (17.2)%
	ASSET MANAGEMENT - (0.2)%
(345)	Apollo Global Management, Inc.	$(20,624)

	BANKING - (3.0)%
(2,870)	BancorpSouth Bank	(84,177)
(271)	First Citizens BancShares, Inc.	(243,277)
(4)	Huntington Bancshares, Inc.	(62)
(1)	Prosperity Bancshares, Inc.	(70)
(144)	SouthState Corporation	(9,875)
(1,251)	Webster Financial Corporation	(63,200)
		(400,661)
	BIOTECH & PHARMA - (0.3)%
(572)	Atara Biotherapeutics, Inc.	(8,569)
(237)	Ionis Pharmaceuticals, Inc.	(9,423)
(1,597)	Sinovac Biotech Ltd. (d)	(10,333)
		(28,325)
	INSURANCE - (3.1)%
(1,512)	Aon PLC	(433,732)

	LEISURE FACILITIES & SERVICES - (0.2)%
(450)	Scientific Games Corporation	(32,557)

	MACHINERY - 0.0% (a)
(77)	Astec Industries, Inc.	(4,708)

	REITS - (2.1)%
(4,021)	Realty Income Corporation	(290,397)

	SEMICONDUCTORS - (4.4)%
(3,096)	Advanced Micro Devices, Inc.	(342,789)
(1,449)	Analog Devices, Inc.	(236,115)
(182)	II-VI, Inc.	(11,462)
		(590,366)

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — (17.2)% (Continued)
	TECHNOLOGY SERVICES — (3.8)%
(1,190)	S&P Global, Inc.	$(528,145)

	TRANSPORTATION & LOGISTICS - (0.1)%
(288)	Canadian Pacific Railway Ltd.	(19,812)

	EXCHANGE TRADED FUNDS - (13.0)%
	EQUITY - (13.0)%
(1,602)	iShares Russell 2000 ETF	$(361,924)
(4,570)	iShares Russell 2000 Growth ETF	(1,396,637)
		(1,758,561)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $3,005,801)	$(4,107,888)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	All or a portion of this security is held as collateral for securities sold short.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar		Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value		Appreciation/(Depreciation)
To Buy:
9/1/2021	$1,317	HKD	Brown Brothers Harriman	$169	USD	$169		$—
9/1/2021	696	SGD	Brown Brothers Harriman	517	USD	517		—
9/2/2021	48,933	HKD	Brown Brothers Harriman	6,291	USD	6,292		1
9/2/2021	3,621,492	JPY	Brown Brothers Harriman	32,931	USD	32,965		34
9/2/2021	5,757	SGD	Brown Brothers Harriman	4,281	USD	4,280		(1)
							Total Unrealized:	$34
To Sell:
9/2/2021	$(757)	CAD	Brown Brothers Harriman	$(600)	USD	$(599)		$1
							Total Unrealized:	$1

Currency Abbreviations:

CAD	- Canadian Dollar

HKD	- Hong Kong Dollar

JPY	- Japanes Yen

SGD	- Singapore Dollar

USD	- U.S. Dollar

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 91.0%
	EQUITY - 91.0%
109,000	SPDR S&P 500 ETF Trust(a)					$49,220,040

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,723,431)					49,220,040

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.4%
	CALL OPTIONS PURCHASED - 0.1%
100	Chicago Board Options Exchange Volatility Index	PER	09/15/2021	$20	$164,800	$11,000
200	Chicago Board Options Exchange Volatility Index	PER	10/20/2021	20	329,600	66,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $97,145)					77,000

	PUT OPTIONS PURCHASED - 1.3%
135	S&P 500 Index	PER	10/01/2021	$4,350	$61,056,180	$368,550
105	S&P 500 Index	PER	10/01/2021	4,410	47,488,140	362,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,428,800)					730,800

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,525,945)					807,800

	TOTAL INVESTMENTS - 92.4% (Cost $39,249,376)					$50,027,840
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $656,485)					(268,125)
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $393,688)					(491,838)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.9%					4,824,628
	NET ASSETS - 100.0%					$54,092,505

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.4)%
	PUT OPTIONS WRITTEN - (0.4)%
50	S&P 500 Index	PER	09/17/2021	$4,100	$22,613,400	$23,500
55	S&P 500 Index	PER	10/01/2021	4,100	24,874,740	67,100
135	S&P 500 Index	PER	10/01/2021	4,125	61,056,180	177,525
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $656,485)					268,125

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $656,485)					$268,125

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.9)%
250	SPDR S&P 500 ETF Trust	PER	09/07/2021	$445	$11,289,000	$195,750

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.9)%
	CALL OPTIONS WRITTEN- (0.9)% (Continued)
475	SPDR S&P 500 ETF Trust	PER	09/07/2021	$450	$21,449,100	$166,963
250	SPDR S&P 500 ETF Trust	PER	09/17/2021	450	11,289,000	129,125
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $393,688)					491,838

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $393,688)					$491,838

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor's Depositary Receipt

PER	- Pershing

(a)	All or a portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2021

	TOTAL RETURN SWAPS - 1.1%
Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$2,192,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2022	Pay	0.0905	*	$—
6,577,650	SPY SPDR SP 500 ETF Trust	15,000	Goldman Sachs	9/21/2021	Pay	0.0905	#	—
3,069,570	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2021	Pay	0.0905	*	—
8,770,200	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2021	Pay	0.0905	*	—
								$—

#	Variable rate is Libor plus 0.50%

*	Variable rate is Libor plus 0.40%

See accompanying notes to financial statements.

EASTERLY HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 18.3%
	FIXED INCOME - 18.3%
10,499	BlackRock Corporate High Yield Fund, Inc.	$132,287
10,224	BlackRock Credit Allocation Income Trust	156,734
11,997	BlackRock Limited Duration Income Trust	208,268
5,000	Blackstone / GSO Strategic Credit Fund	69,300
10,000	DoubleLine Income Solutions Fund	179,000
9,666	PGIM Global High Yield Fund, Inc.	151,853
15,744	PGIM High Yield Bond Fund, Inc.	256,628
15,980	PIMCO Income Strategy Fund II	181,852
10,520	Wells Fargo Income Opportunities Fund	95,627
		1,431,549

	TOTAL CLOSED END FUNDS (Cost $1,330,524)	1,431,549

	EXCHANGE-TRADED FUNDS — 0.9%
	EQUITY - 0.9%
5,001	ProShares UltraShort Russell2000(a)	66,764

	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,590)	66,764

	TOTAL INVESTMENTS - 19.2% (Cost $1,408,114)	$1,498,313
	OTHER ASSETS IN EXCESS OF LIABILITIES- 80.8%	6,314,114
	NET ASSETS - 100.0%	$7,812,427

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2021

	Easterly		Easterly
	Global Macro	Easterly	Multi Strategy
	Fund	Global Real Estate	Alternative Income
	(Consolidated)	Fund	Fund
Assets:
Investments in Affiliates, at cost	$3,009,704	$—	$—
Investments in Unaffilated securities, at cost	3,302,596	1,015,324,959	12,956,665
Total Investments, at cost	$6,312,300	$1,015,324,959	$12,956,665
Investments Affiliates, at value	$3,087,194	$—	$—
Investments in Unaffiated securities, at value	3,444,421	890,951,155	14,439,844
Total Investments, at value	$6,531,615	$890,951,155	$14,439,844
Cash	503,841	14,815,465	1,429,683
Foreign Cash (Cost $18, $0, $0)	18	—	—
Deposit at Broker	869,067	—	1,642,261
Unrealized appreciation on swaps	868,442	—	—
Unrealized appreciation on forward currency contracts	5,405	9,663	35
Receivable for securities sold	—	8,079,218	67,313
Receivable for fund shares sold	612	1,735,518	—
Interest and dividends receivable	1,082	1,579,312	347,565
Receivable from manager	3,564	—	—
Prepaid expenses and other assets	20,393	144,549	9,017
Total Assets	8,804,039	917,314,880	17,935,718

Liabilities:
Due to Broker	13,513	—	—
Securities sold short (Proceeds $0, $0, $3,005,801)	—	—	4,107,888
Foreign Cash Overdraft (cost $0, $1,596, $120,713)	—	1,596	118,954
Payable for securities purchased	—	11,267,487	83,792
Payable for fund shares redeemed	574	150,642	—
Payable to manager	—	682,133	18,932
Administration fees payable	3,027	110,518	3,626
Custody fees payable	9,554	34,234	19,007
Trustee fees payable	3,539	3,782	4,074
Compliance officer fees payable	1,232	772	1,231
Payable for distribution (12b-1) fees	256	148,929	212
Dividend Payable	—	—	947
Accrued expenses and other liabilities	25,481	147,900	25,599
Total Liabilities	57,176	12,547,993	4,384,262

Net Assets	$8,746,863	$904,766,887	$13,551,456

Net Assets:
Par value of shares of beneficial interest	$8,776	$460,267	$13,713
Paid in capital	10,555,272	995,816,675	12,357,374
Accumulated earnings (loss)	(1,817,185)	(91,510,055)	1,180,369
Net Assets	$8,746,863	$904,766,887	$13,551,456

Net Asset Value Per Share
Class A
Net Assets		$118,586,976	$487,566
Shares of beneficial interest outstanding		6,261,344	49,417
Net asset value, redemption price per share		$18.94	$9.87
Offering price per share (maximum sales charge of 0.00%, 5.75% and 2.00%, respectively)		$20.10	$10.07

Class C
Net Assets		$75,700,804	$17,125
Shares of beneficial interest outstanding		3,971,847	1,782
Net asset value, offering price per share (a)		$19.06	$9.61

Class I
Net Assets	$3,713,941	$678,440,049	$13,018,185
Shares of beneficial interest outstanding	375,436	34,198,457	1,317,292
Net asset value, redemption price and offering price per share	$9.89	$19.84	$9.88

Class R6
Net Assets	$5,032,922	$32,039,058	$28,580
Shares of beneficial interest outstanding	502,202	1,595,092	2,837
Net asset value, redemption price and offering price per share	$10.02	$20.09	$10.07

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2021

		Easterly
	Easterly	Hedged
	Hedged Equity	High Income
	Fund	Fund
Assets:
Investments, at cost	$39,249,376	$1,408,114
Investments, at value	50,027,840	1,498,313
Cash	5,745,429	5,785,662
Receivable for securities sold	—	584,094
Receivable on open swap contracts	604,677	—
Receivable for fund shares sold	4,817	—
Interest and dividends receivable	—	6,624
Prepaid expenses and other assets	29,631	19,739
Total Assets	56,412,394	7,894,432

Liabilities:
Options written (premiums received $1,050,173, $0)	759,963	—
Due to Broker	1,452,260	—
Payable for fund shares redeemed	21,133	—
Payable to manager	40,626	15,056
Administration fees payable	9,700	14,925
Custody fees payable	3,335	7,398
Trustee fees payable	2,844	4,952
Compliance officer fees payable	1,192	1,110
Payable for distribution (12b-1) fees	1,586	2,851
Expense Recapture	1,909	—
Accrued expenses and other liabilities	25,341	35,713
Total Liabilities	2,319,889	82,005

Net Assets	$54,092,505	$7,812,427

Net Assets:
Par value of shares of beneficial interest	$47,454	$8,557
Paid in capital	50,103,091	11,893,691
Accumulated earnings (loss)	3,941,960	(4,089,821)
Net Assets	$54,092,505	$7,812,427

Net Asset Value Per Share
Class A
Net Assets	$1,899,475	$1,140,092
Shares of beneficial interest outstanding	169,885	126,274
Net asset value, redemption price per share	$11.18	$9.03
Offering price per share (maximum sales charge of 5.75% and 2.00%, respectively)	$11.86	$9.21

Class C
Net Assets	$745,737	$218,458
Shares of beneficial interest outstanding	68,399	24,033
Net asset value, offering price per share (a)	$10.90	$9.09

Class I
Net Assets	$33,477,593	$5,889,658
Shares of beneficial interest outstanding	2,954,771	644,899
Net asset value, redemption price and offering price per share	$11.33	$9.13

Class R6
Net Assets	$17,969,700	$564,219
Shares of beneficial interest outstanding	1,552,305	60,485
Net asset value, redemption price and offering price per share	$11.58	$9.33

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2021

	Easterly		Easterly
	Global Macro	Easterly	Multi Strategy
	Fund	Global Real Estate	Alternative Income
	(Consolidated)	Fund	Fund

Investment Income:
Dividend income	$86,835	$17,614,158	$497,375
Interest income	113	923	33,788
Dividend income from Affiliates	180,157	—	32,382
Less: Foreign withholding taxes	—	(538,717)	(1,793)
Total Investment Income	267,105	17,076,364	561,752

Operating Expenses:
Management fees	91,896	7,166,312	277,847
Supervisory fees	4,814	269,058	4,874
Distribution (12b-1) fees
Class A Shares	374	249,526	216
Class C Shares	1,571	704,222	675
Administration fees	32,267	1,109,828	42,249
Printing and postage expense	5,317	219,987	5,904
Custodian fees	14,751	197,788	36,500
Registration fees	30,414	236,913	14,213
Audit fees	16,613	39,297	19,145
Legal fees	13,174	61,221	12,863
Compliance officer fees	3,773	67,831	4,119
Trustees’ fees	5,440	61,122	6,199
Shareholder servicing fees	4,830	592,420	123
Insurance expense	264	24,794	387
Dividend Expense	—	—	31,086
Interest Expense	6,251	5,271	138,829
Miscellaneous expenses	5,492	4,247	3,542
Total Operating Expenses	237,241	11,009,837	598,771
Less: Expenses waived and/or reimbursed	(122,020)	(951,023)	(154,226)
Net Operating Expenses	115,221	10,058,814	444,545

Net Investment Income	151,884	7,017,550	117,207

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	201,369	66,259,354	1,475,995
Affiliated Investments	151,625	—	66,010
Securities sold short	—	—	(415,549)
Options purchased	—	—	(23,629)
Options written	—	—	354
Swaps	(19,202)	—	—
Distribution of realized gains by underlying affiliated and non affiliated investment companies	1,542	—	287
Net realized gain	335,334	66,259,354	1,103,468

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	49,844	153,550,412	1,484,193
Affiliated Investments	(81,368)	—	(49,833)
Securities sold short	—	—	(710,519)
Swaps	654,774	—	—
Net change in unrealized appreciation	623,250	153,550,412	723,841

Net Realized and Unrealized Gain on investments	958,584	219,809,766	1,827,309

Net Increase in Net Assets Resulting From Operations	$1,110,468	$226,827,316	$1,944,516

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2021

		Easterly
	Easterly	Hedged
	Hedged Equity	High Income
	Fund	Fund
Investment Income:
Dividend income	$613,226	$243,868
Interest income	276	903,692
Dividend income from Affiliates	—	121,779
Total Investment Income	613,502	1,269,339

Operating Expenses:
Management fees	562,785	402,582
Supervisory fees	18,247	9,685
Distribution (12b-1) fees
Class A Shares	4,126	3,406
Class C Shares	11,445	3,909
Administration fees	83,325	87,405
Registration fees	40,625	36,646
Audit fees	18,605	19,588
Legal fees	12,047	10,781
Custodian fees	10,999	33,001
Trustees’ fees	9,016	6,935
Compliance officer fees	7,454	5,817
Printing and postage expense	22,457	11,034
Insurance expense	1,271	857
Shareholder servicing fees	52,667	27,736
Interest Expense	22,009	94,862
Miscellaneous expenses	3,450	3,000
Total Operating Expenses	880,528	757,244
Less: Expenses waived	(44,773)	(268,707)
Net Operating Expenses	835,755	488,537

Net Investment Income (Loss)	(222,253)	780,802

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	3,997,444	(1,910,907)
Affiliated Investments	—	333,580
Options purchased	(17,248,547)	—
Options written	6,756,643	—
Swaps	5,311,082	(537,911)
Securities sold short	—	36,446
Futures contracts	—	102,538
Distribution of realized gains by underlying affiliated and non affiliated investment companies	—	879
Net realized loss	(1,183,378)	(1,975,375)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	6,074,541	3,391,585
Affiliated Investments	—	(258,381)
Options purchased	(622,519)	—
Options written	703,906	—
Swaps	—	236,378
Securities sold short	35,685	13,424
Futures contracts	—	14,918
Net change in unrealized appreciation	6,191,613	3,397,924

Net Realized and Unrealized Gain on investments	5,008,235	1,422,549

Net Increase in Net Assets Resulting From Operations	$4,785,982	$2,203,351

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly		Easterly		Easterly Multi Strategy
	Global Macro Fund		Global Real Estate Fund		Alternative Income Fund
	(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2021	August 31, 2020	August 31, 2021	August 31, 2020	August 31, 2021	August 31, 2020

Operations:
Net investment income	$151,884	$165,707	$7,017,550	$13,439,570	$117,207	$46,742
Net realized gain (loss) on investments, swaps and foreign currency transactions	333,792	(551,644)	66,259,354	78,812,147	1,103,181	1,397,326
Distribution of realized gains by underlying investment companies	1,542	1,961	—	—	287	748
Net change in unrealized appreciation (depreciation) on investments, short sells, swaps and foreign currency transactions	623,250	(168,896)	153,550,412	(154,651,589)	723,841	(571,647)
Net increase (decrease) in net assets resulting from operations	1,110,468	(552,872)	226,827,316	(62,399,872)	1,944,516	873,169

Distributions to Shareholders:
Total Distributions Paid:
Class A	—	(16,834)	(8,868,934)	(11,550,263)	(348)	(1,077)
Class C	—	(24,761)	(5,974,859)	(8,308,065)	(5,930)	(2,658)
Class I	—	(541,958)	(52,450,299)	(75,761,135)	(1,199,291)	(381,517)
Class R6	—	(280,551)	(3,011,924)	(2,046,015)	(45,105)	(37,008)
Return of Capital
Class A	—	(101)	—	—	—	—
Class C	—	(178)	—	—	—	—
Class I	—	(3,134)	—	—	—	—
Class R6	—	(1,623)	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(869,140)	(70,306,016)	(97,665,478)	(1,250,674)	(422,260)

Share Transactions of Beneficial Interest:

Beneficial Interest:
Net proceeds from shares sold
Class A	548,771	1,130	26,087,332	18,808,078	486,620	564
Class C	—	653	6,482,935	11,744,939	9	35
Class I	1,554,963 *	447,234	176,356,375	504,892,742	158,369	114,291
Class R6	3,099,330	1,934,180	8,289,805	31,231,154	8,694	100,438
Reinvestment of dividends and distributions
Class A	—	14,047	6,959,103	9,065,900	348	1,077
Class C	—	22,918	4,645,136	6,529,449	5,930	2,544
Class I	—	541,433	32,278,948	42,134,779	1,199,158	381,306
Class R6	—	188,893	2,767,217	1,709,364	22,495	23,796
Redemption fee proceeds
Class A	—	—	—	5	—	—
Cost of shares redeemed
Class A	(712,389)*	(74,619)	(21,783,889)	(30,137,619)	(532)	(64,426)
Class C	(319,081)*	(100,981)	(14,944,020)	(20,767,479)	(60,227)	(117,747)
Class I	(4,559,893)	(1,254,422)	(191,507,550)	(515,782,732)	(1,634,926)	(121,820)
Class R6	(1,311,366)	(2,348,459)	(17,301,151)	(10,414,985)	(760,026)	(922,187)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,699,665)	(627,993)	18,330,241	49,013,595	(574,088)	(602,129)

Total Increase (Decrease) in Net Assets	(589,197)	(2,050,005)	174,851,541	(111,051,755)	119,754	(151,220)

Net Assets:
Beginning of year	9,336,060	11,386,065	729,915,346	840,967,101	13,431,702	13,582,922
End of year	$8,746,863	$9,336,060	$904,766,887	$729,915,346	$13,551,456	$13,431,702

Share Activity
Shares sold
Class A	58,507	135	1,447,209	1,115,239	49,006	62
Class C	—	75	358,950	663,725	1	3
Class I	163,382 *	48,080	9,640,463	28,509,376	16,478	12,714
Class R6	312,630	218,041	452,945	1,781,574	899	11,693
Shares Reinvested
Class A	—	1,564	410,411	550,089	37	124
Class C	—	2,674	272,684	391,753	652	293
Class I	—	60,092	1,821,853	2,466,466	128,283	43,844
Class R6	—	20,895	154,821	108,398	2,376	2,695
Shares Redeemed
Class A	(74,331)*	(9,028)	(1,266,516)	(1,880,732)	(57)	(7,324)
Class C	(35,480)*	(11,979)	(862,722)	(1,312,245)	(6,318)	(14,017)
Class I	(476,994)	(141,252)	(10,884,194)	(32,304,180)	(168,647)	(14,069)
Class R6	(138,280)	(267,045)	(929,981)	(632,371)	(77,343)	(102,188)
Net increase (decrease) in shares of beneficial interest	(190,566)	(77,748)	615,923	(542,908)	(54,633)	(66,170)

*	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares (see note 1).

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly		Easterly
	Hedged Equity Fund		Hedged High Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2021	August 31, 2020	August 31, 2021	August 31, 2020

Operations:
Net investment income (loss)	(222,253)	$(141,749)	$780,802	$1,740,982
Net realized loss on investments	(1,183,378)	(1,868,377)	(1,976,254)	(671,773)
Distribution of realized gains by underlying investment companies	—	—	879	4,387
Net change in unrealized appreciation (depreciation) on investments	6,191,613	4,838,914	3,397,924	(1,003,481)
Net increase in net assets resulting from operations	4,785,982	2,828,788	2,203,351	70,115

Distributions to Shareholders:
Total Distributions Paid:
Class A	(117,453)	(25,194)	(41,781)	(139,790)
Class C	(89,191)	(40,715)	(10,221)	(25,123)
Class I	(2,714,717)	(785,323)	(332,202)	(788,835)
Class R6	(509,805)	(289,991)	(403,660)	(775,851)
Return of Capital
Class A	—	—	(11,546)	(9,654)
Class C	—	—	(2,003)	(2,615)
Class I	—	—	(63,550)	(87,524)
Class R6	—	—	(44,075)	(99,529)
Total Dividends and Distributions to Shareholders	(3,431,166)	(1,141,223)	(909,038)	(1,928,921)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	816,869	1,215,699	190,105	1,409,882
Class C	114,916	1,372,262	26,509	67,000
Class I	11,255,894	33,839,328	1,573,388	3,527,409
Class R6	11,960,114	2,374,471	1,498,696	4,610,520
Reinvestment of dividends and distributions
Class A	108,960	21,319	47,755	139,789
Class C	89,191	40,272	3,727	5,727
Class I	1,582,085	622,819	337,321	737,112
Class R6	335,590	225,164	267,692	605,210
Redemption fee proceeds
Class C	—	—	—	60
Cost of shares redeemed
Class A	(609,057)	(296,846)	(750,410)	(4,559,390)
Class C	(1,249,874)	(197,692)	(388,984)	(425,362)
Class I	(21,367,349)	(14,156,733)	(10,144,806)	(12,911,259)
Class R6	(4,461,045)	(6,666,196)	(17,479,369)	(12,345,170)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,423,706)	18,393,867	(24,818,376)	(19,138,472)
Total Increase (decrease) in Net Assets	(68,890)	20,081,432	(23,524,063)	(20,997,278)

Net Assets:
Beginning of year	54,161,395	34,079,963	31,336,490	52,333,768
End of year	$54,092,505	$54,161,395	$7,812,427	$31,336,490

Share Activity
Shares sold
Class A	74,276	118,773	20,757	161,079
Class C	11,320	133,175	2,889	7,417
Class I	1,039,218	3,233,242	171,930	396,497
Class R6	1,048,515	226,381	161,097	518,448
Shares Reinvested
Class A	10,558	2,036	5,328	15,778
Class C	8,813	3,925	413	652
Class I	151,541	58,920	37,374	83,728
Class R6	31,570	21,065	29,034	67,700
Shares Redeemed
Class A	(56,858)	(28,666)	(82,840)	(510,224)
Class C	(119,990)	(19,800)	(42,813)	(49,371)
Class I	(1,990,538)	(1,406,776)	(1,112,370)	(1,390,599)
Class R6	(399,153)	(631,852)	(1,873,525)	(1,508,195)
Net increase (decrease) in shares of beneficial interest	(190,728)	1,710,423	(2,682,726)	(2,207,090)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Macro Fund (Consolidated)

	CLASS I

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	August 31,	August 31,		August 31,		August 31,	August 31,
	2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$8.74	$9.95		$9.15		$9.16	$9.34
Income (Loss) from Investment Operations:
Net investment income (1)	0.17	0.13		0.09		0.10	0.03
Net realized and unrealized gain (loss)	0.98	(0.57)		0.71		(0.11)	(0.21)
Total from investment operations	1.15	(0.44)		0.80		(0.01)	(0.18)
Dividends and Distributions:
Dividends from net investment income	—	(0.77)		—		—	—
Distributions from return of capital	—	(0.00	) **	—		—	—
Total dividends and distributions	—	(0.77)		—		—	—
Redemption Fees	—	—		(0.00	) **	—	(0.00	) **
Net Asset Value, End of Year/Period	$9.89	$8.74		$9.95		$9.15	$9.16
Total Return*	13.16%	(4.58)%		8.74%		(0.11)%	(1.93)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,714	$6,020		$7,187		$6,849	$8,448
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.80%	2.57%		2.46%		2.36%	2.36%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.57%	1.45%		1.28%		1.30%	1.25%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.87%	1.50%		1.00%		1.03%	0.36%
Portfolio Turnover Rate	145%	125%		133%		103%	83%

	CLASS R6

							For the Period
							August 17,
	Year Ended	Year Ended		Year Ended		Year Ended	2017 (4) to
	August 31,	August 31,		August 31,		August 31,	August 31,
	2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$8.80	$9.97		$9.16		$9.17	$9.05
Income (Loss) from Investment Operations:
Net investment income (1)	0.18	0.18		0.10		0.13	0.00	**
Net realized and unrealized gain (loss)	1.04	(0.58)		0.71		(0.14)	0.12
Total from investment operations	1.22	(0.40)		0.81		(0.01)	0.12
Dividends and Distributions:
Dividends from net investment income	—	(0.77)		—		—	—
Distributions from realized gains	—	(0.00	) **	—		—	—
Total dividends and distributions	—	(0.77)		—		—	—
Redemption Fees	—	—		0.00	**	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$10.02	$8.80		$9.97		$9.16	$9.17
Total Return*	13.86%	(4.15)%		8.84%		(0.11)%	1.33%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,033	$2,885		$3,550		$4,636	$109
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	2.89%	2.57%		2.41%		2.39%	2.36	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	1.01%	0.98%		1.20%		1.30%	1.25	% (7)
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.91%	1.97%		1.08%		1.39%	0.36	% (7)
Portfolio Turnover Rate	145%	125%		133%		103%	83	% (8)

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class I:

	2.72%	2.53%		2.43%		2.31%	2.36	% (7)

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class I:

	1.49%	1.41%		1.25%		1.25%	1.25	% (7)

(4) Commencement of offering.

(5) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class R6:

	2.81%	2.53%		2.38%		2.30%	2.36	% (7)

(6) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class R6:

	0.93%	0.94%		1.17%		1.20%	1.25	% (7)

(7) Annualized for periods less than one year.

(8) Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$15.56	$17.81	$18.73	$18.98	$19.03
Income (Loss) from Investment Operations:
Net investment income (1)	0.11	0.19	0.09	0.33	0.27
Net realized and unrealized gain (loss)	4.85	(0.51)	0.65	1.22	1.51
Total from investment operations	4.96	(0.32)	0.74	1.55	1.78
Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.64)	(0.69)	(0.28)
Distributions from realized gains	(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.58)	(1.93)	(1.66)	(1.80)	(1.83)
Redemption Fees	—	—	—	—	0.00 **
Net Asset Value, End of Year/Period	$18.94	$15.56	$17.81	$18.73	$18.98
Total Return*	33.47%	(1.93)%	4.67%	8.75%	10.27%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$118,587	$88,222	$104,815	$109,634	$94,239
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.51%	1.60%	1.60%	1.62%	1.93%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.51%	1.60%	1.60%	1.62%	1.92%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.64%	1.16%	0.52%	1.80%	1.46%
Portfolio Turnover Rate	160%	187%	172%	204%	141%

	CLASS C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$15.68	$17.95	$18.89	$19.13	$19.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)	0.07	(0.04)	0.20	0.13
Net realized and unrealized gain (loss)	4.89	(0.51)	0.65	1.22	1.54
Total from investment operations	4.87	(0.44)	0.61	1.42	1.67
Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.53)	(0.55)	(0.14)
Distributions from realized gains	(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.49)	(1.83)	(1.55)	(1.66)	(1.69)
Redemption Fees	—	—	—	—	0.00 **
Net Asset Value, End of Year/Period	$19.06	$15.68	$17.95	$18.89	$19.13
Total Return*	32.51%	(2.62)%	3.87%	7.90%	9.56%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$75,701	$65,907	$80,048	$82,262	$73,602
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.26%	2.35%	2.37%	2.37%	2.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.26%	2.35%	2.37%	2.37%	2.61%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.11)%	0.42%	(0.25)%	1.06%	0.73%
Portfolio Turnover Rate	160%	187%	172%	204%	141%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class A:

	1.51%	1.60%	1.60%	1.62%	1.93%

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class A:

	1.51%	1.60%	1.60%	1.62%	1.92%

(4) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class C:

	2.26%	2.35%	2.37%	2.37%	2.68%

(5) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class C:

	2.26%	2.35%	2.37%	2.37%	2.61%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$16.19	$18.42	$19.29	$19.46	$19.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.18	0.28	0.17	0.41	0.34
Net realized and unrealized gain (loss)	5.08	(0.54)	0.66	1.27	1.58
Total from investment operations	5.26	(0.26)	0.83	1.68	1.92
Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.68)	(0.74)	(0.33)
Distributions from realized gains	(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.61)	(1.97)	(1.70)	(1.85)	(1.88)
Redemption Fees	—	—	—	—	0.00	**
Net Asset Value, End of Year/Period	$19.84	$16.19	$18.42	$19.29	$19.46
Total Return*	34.06%	(1.51)%	5.06%	9.22%	10.82%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$678,440	$544,432	$643,866	$591,437	$314,904
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.26%	1.35%	1.33%	1.37%	1.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.12%	1.19%	1.19%	1.19%	1.43%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.02%	1.68%	0.93%	2.13%	1.79%
Portfolio Turnover Rate	160%	187%	172%	204%	141%

	CLASS R6

					For the Period
					August 17,
	Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$16.35	$18.55	$19.35	$19.46	$19.30
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.22	0.31	0.22	0.42	(0.36)
Net realized and unrealized gain (loss)	5.13	(0.54)	0.69	1.32	0.52
Total from investment operations	5.35	(0.23)	0.91	1.74	0.16
Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.69)	(0.74)	—
Distributions from realized gains	(1.30)	(1.65)	(1.02)	(1.11)	—
Total dividends and distributions	(1.61)	(1.97)	(1.71)	(1.85)	—
Redemption Fees	—	—	—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$20.09	$16.35	$18.55	$19.35	$19.46
Total Return*	34.29%	(1.32)%	5.44%	9.54%	0.83%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$32,039	$31,355	$12,238	$21,284	$285
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	1.26%	1.36%	1.33%	1.37%	1.68	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	0.97%	1.00%	0.88%	0.90%	1.19	% (7)
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.18%	1.86%	1.20%	2.23%	1.79	% (7)
Portfolio Turnover Rate	160%	187%	172%	204%	141	% (8)

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class I:

	1.26%	1.35%	1.33%	1.37%	1.68	% (7)

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class I:

	1.12%	1.19%	1.19%	1.19%	1.43	% (7)

(4) Commencement of offering.

(5) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class R6:

	1.26%	1.36%	1.33%	1.37%	1.68	% (7)

(6) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class R6:

	0.97%	1.00%	0.88%	0.90%	1.19	% (7)

(7) Annualized for periods less than one year.

(8) Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Multi Strategy Alternative Income Fund

	CLASS A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.40	$9.07	$9.59	$8.85	$9.07
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.43	0.01	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.91	0.57	(0.22)	1.10	0.16
Total from investment operations	1.34	0.58	(0.19)	1.09	0.14
Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.25)	(0.18)	—	—
Distributions from realized gains	(0.68)	—	—	—	(0.20)
Distributions from return of capital	—	—	(0.15)	(0.35)	(0.16)
Total dividends and distributions	(0.87)	(0.25)	(0.33)	(0.35)	(0.36)
Net Asset Value, End of Year/Period	$9.87	$9.40	$9.07	$9.59	$8.85
Total Return*	14.90%	6.66%	(1.92)%	12.62%	1.53%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$488	$4	$69	$78	$99
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	4.55%	4.75%	4.78%	4.35%	4.03%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	3.46%	3.22%	3.39%	3.63%	3.51%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	4.26%	0.25%	0.28%	(0.13)%	(0.25)%
Portfolio Turnover Rate	229%	185%	414%	183%	118%

	CLASS C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.21	$8.90	$9.42	$8.69	$8.96
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)	(0.06)	(0.04)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	1.24	0.57	(0.23)	1.08	0.17
Total from investment operations	1.22	0.51	(0.27)	1.01	0.08
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.20)	(0.14)	—	—
Distributions from realized gains	(0.68)	—	—	—	(0.20)
Distributions from return of capital	—	—	(0.11)	(0.28)	(0.15)
Total dividends and distributions	(0.82)	(0.20)	(0.25)	(0.28)	(0.35)
Net Asset Value, End of Year/Period	$9.61	$9.21	$8.90	$9.42	$8.69
Total Return*	13.86%	5.89%	(2.72)%	11.88%	0.79%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$17	$69	$188	$270	$318
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	5.30%	5.50%	5.53%	5.11%	4.79%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	4.21%	3.97%	4.14%	4.38%	4.26%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.24)%	(0.61)%	(0.50)%	(0.84)%	(1.03)%
Portfolio Turnover Rate	229%	185%	414%	183%	118%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class A:

	3.33%	3.77%	3.80%	3.47%	3.27%

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class A:

	2.24%	2.24%	2.41%	2.75%	2.75%

(4) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class C:

	4.08%	4.52%	4.53%	4.23%	4.03%

(5) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class C:

	2.99%	2.99%	3.17%	3.50%	3.50%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Multi Strategy Alternative Income Fund

	CLASS I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.41	$9.10	$9.62	$8.88	$9.09
Income (Loss) from Investment Operations:
Net investment income (1)	0.08	0.03	0.05	0.01	—
Net realized and unrealized gain (loss)	1.28	0.57	(0.22)	1.10	0.16
Total from investment operations	1.36	0.60	(0.17)	1.11	0.16
Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.29)	(0.19)	—	(0.00	) **
Distributions from realized gains	(0.68)	—	—	—	(0.20)
Distributions from return of capital	—	—	(0.16)	(0.37)	(0.17)
Total dividends and distributions	(0.89)	(0.29)	(0.35)	(0.37)	(0.37)
Net Asset Value, End of Year/Period	$9.88	$9.41	$9.10	$9.62	$8.88
Total Return*	15.14%	6.90%	(1.66)%	12.88%	1.75%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$13,018	$12,625	$11,815	$12,034	$13,380
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	4.30%	4.50%	4.53%	4.11%	3.78%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	3.21%	2.97%	3.14%	3.38%	3.26%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.81%	0.32%	0.52%	0.14%	(0.02)%
Portfolio Turnover Rate	229%	185%	414%	183%	118%

	CLASS R6

					For the Period
					August 17,
	Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.54	$9.17	$9.67	$8.87	$8.73
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12	0.07	0.07	0.06	(0.01)
Net realized and unrealized gain (loss)	1.30	0.59	(0.22)	1.11	0.15
Total from investment operations	1.42	0.66	(0.15)	1.17	0.14
Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.29)	(0.19)	—	—
Distributions from realized gains	(0.68)	—	—	—	—
Distributions from return of capital	—	—	(0.16)	(0.37)	—
Total dividends and distributions	(0.89)	(0.29)	(0.35)	(0.37)	—
Net Asset Value, End of Year/Period	$10.07	$9.54	$9.17	$9.67	$8.87
Total Return*	15.59%	7.51%	(1.44)%	13.59%	1.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$29	$734	$1,511	$3,206	$89
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	4.30%	4.50%	4.45%	4.34%	3.78	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	2.71%	2.47%	2.87%	3.08%	3.26	% (7)
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.26%	0.87%	0.75%	0.66%	(0.02	)% (7)
Portfolio Turnover Rate	229%	185%	414%	183%	118	% (8)

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class I:

	3.08%	3.52%	3.55%	3.23%	3.02	% (7)

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class I:

	1.99%	1.99%	2.16%	2.50%	2.50	% (7)

(4) Commencement of offering.

(5) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class R6:

	3.08%	3.52%	3.47%	3.34%	3.02	% (7)

(6) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class R6:

	1.49%	1.49%	1.89%	2.09%	2.50	% (7)

(7) Annualized for periods less than one year.

(8) Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS A

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	August 31,	August 31,		August 31,		August 31,	August 31,
	2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$10.83	$10.42		$10.80		$10.33	$9.94
Income (Loss) from Investment Operations:
Net investment (loss) (1)	(0.08)	(0.05)		(0.13)		(0.11)	(0.08)
Net realized and unrealized gain	1.17	0.72		0.75		0.81	0.46
Total from investment operations	1.09	0.67		0.62		0.70	0.38
Dividends and Distributions:
Dividends from net investment income	(0.74)	—		(0.31)		(0.23)	—
Distributions from realized gains	—	(0.26)		(0.69)		—	—
Total dividends and distributions	(0.74)	(0.26)		(1.00)		(0.23)	—
Redemption Fees	—	—		—		—	0.01
Net Asset Value, End of Year/Period	$11.18	$10.83		$10.42		$10.80	$10.33
Total Return*	10.67%	6.56%		6.26%		6.91%	3.92%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,899	$1,537		$519		$230	$373
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.04%	2.07%		2.22%		2.70%	3.20%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	2.04%	2.01%		2.20%		2.76%	2.67%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.73)%	(0.44)%		(1.28)%		(1.04)%	(0.81)%
Portfolio Turnover Rate	44%	173%		245%		84%	11%

	CLASS C

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	August 31,	August 31,		August 31,		August 31,	August 31,
	2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$10.57	$10.28		$10.66		$10.21	$9.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.14)	(0.14)		(0.18)		(0.19)	(0.15)
Net realized and unrealized gain	1.12	0.69		0.72		0.81	0.46
Total from investment operations	0.98	0.55		0.54		0.62	0.31
Dividends and Distributions:
Dividends from net investment income	(0.65)	—		(0.23)		(0.17)	—
Distributions from realized gains	—	(0.26)		(0.69)		—	—
Total dividends and distributions	(0.65)	(0.26)		(0.92)		(0.17)	—
Redemption Fees	—	—		—		—	0.01
Net Asset Value, End of Year/Period	$10.90	$10.57		$10.28		$10.66	$10.21
Total Return*	9.77%	5.47	% +	5.51	% +	6.11%	3.24%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$746	$1,781		$524		$322	$307
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.68%	2.81%		2.96%		3.45%	3.94%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.68%	2.94%		2.96%		3.51%	3.42%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(1.31)%	(1.36)%		(1.74)%		(1.83)%	(1.52)%
Portfolio Turnover Rate	44%	173%		245%		84%	11%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

	1.99%	2.05%		2.19%		2.39%	2.98%

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

	1.99%	1.99%		2.17%		2.45%	2.45%

(4) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

	2.63%	2.79%		2.93%		3.14%	3.72%

(5) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

	2.63%	2.92%		2.93%		3.20%	3.20%

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$10.96	$10.53	$10.90	$10.41	$9.98
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)	(0.03)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gain	1.19	0.72	0.76	0.82	0.47
Total from investment operations	1.13	0.69	0.66	0.76	0.43
Dividends and Distributions:
Dividends from net investment income	(0.76)	—	(0.34)	(0.27)	(0.01)
Distributions from realized gains	—	(0.26)	(0.69)	—	—
Total dividends and distributions	(0.76)	(0.26)	(1.03)	(0.27)	(0.01)
Redemption Fees	—	—	—	—	0.01
Net Asset Value, End of Year/Period	$11.33	$10.96	$10.53	$10.90	$10.41
Total Return*	10.91%	6.69%	6.68%	7.40%	4.42%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$33,478	$41,145	$19,673	$3,742	$4,705
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (3)	1.84%	1.82%	1.99%	2.25%	2.96%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (4)	1.84%	1.81%	1.86%	2.30%	2.21%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.51)%	(0.29)%	(0.93)%	(0.61)%	(0.37)%
Portfolio Turnover Rate	44%	173%	245%	84%	11%

	CLASS R6

					For the Period
					August 17,
	Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$11.13	$10.64	$10.95	$10.38	$10.30
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)	0.02	—	(0.01)	(0.08)
Net realized and unrealized gain	1.23	0.73	0.72	0.85	0.16
Total from investment operations	1.21	0.75	0.72	0.84	0.08
Dividends and Distributions:
Dividends from net investment income	(0.76)	—	(0.34)	(0.27)	—
Distributions from realized gains	—	(0.26)	(0.69)	—	—
Total dividends and distributions	(0.76)	(0.26)	(1.03)	(0.27)	—
Redemption Fees	—	—	—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$11.58	$11.13	$10.64	$10.95	$10.38
Total Return*	11.49%	7.19%	7.23%	8.21%	0.78%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$17,970	$9,702	$13,365	$21,023	$369
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	1.84%	1.81%	1.94%	2.22%	2.96	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	1.38%	1.36%	1.33%	1.62%	2.21	% (7)
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.20)%	0.16%	(0.03)%	(0.13)%	(0.37	)% (7)
Portfolio Turnover Rate	44%	173%	245%	84%	11	% (8)

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

	1.79%	1.79%	1.95%	1.93%	2.74	% (7)

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

	1.79%	1.79%	1.82%	1.99%	1.99	% (7)

(4) Commencement of operations.

(5) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

	1.79%	1.78%	1.90%	1.89%	2.74	% (7)

(6) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

	1.33%	1.34%	1.30%	1.29%	1.99	% (7)

(7) Annualized for periods less than one year.

(8) Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged High Income Fund

	CLASS A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$8.72	$9.02	$9.25	$9.46	$9.10
Income (Loss) from Investment Operations:
Net investment income (1)	0.21	0.32	0.32	0.36	0.43
Net realized and unrealized gain (loss)	0.44	(0.24)	(0.17)	(0.19)	0.32
Total from investment operations	0.65	0.08	0.15	0.17	0.75
Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.33)	(0.32)	(0.34)	(0.39)
Distributions from return of capital	(0.09)	(0.05)	(0.06)	(0.04)	—
Total dividends and distributions	(0.34)	(0.38)	(0.38)	(0.38)	(0.39)
Net Asset Value, End of Year/Period	$9.03	$8.72	$9.02	$9.25	$9.46
Total Return*	7.56%	0.97%	1.63%	1.84%	8.43%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,140	$1,595	$4,659	$2,931	$1,308
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	3.72%	3.10%	3.11%	2.76%	3.12%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	2.82%	2.65%	2.68%	2.52%	2.39%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	2.38%	3.57%	3.50%	3.85%	4.68%
Portfolio Turnover Rate	310%	277%	195%	171%	106%

	CLASS C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$8.75	$9.04	$9.26	$9.45	$9.10
Income (Loss) from Investment Operations:
Net investment income (1)	0.18	0.24	0.27	0.30	0.38
Net realized and unrealized gain (loss)	0.43	(0.22)	(0.18)	(0.17)	0.32
Total from investment operations	0.61	0.02	0.09	0.13	0.70
Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.27)	(0.26)	(0.29)	(0.35)
Distributions from return of capital	(0.07)	(0.04)	(0.05)	(0.03)	—
Total dividends and distributions	(0.27)	(0.31)	(0.31)	(0.32)	(0.35)
Net Asset Value, End of Year/Period	$9.09	$8.75	$9.04	$9.26	$9.45
Total Return*	7.05%	0.29%	0.96%	1.34%	7.76%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$218	$556	$948	$824	$717
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	4.31%	3.86%	3.82%	3.46%	3.75%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	3.41%	3.25%	3.28%	3.10%	2.99%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.99%	2.74%	2.90%	3.32%	4.06%
Portfolio Turnover Rate	310%	277%	195%	171%	106%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class A:

	3.29%	2.84%	2.81%	2.64%	2.39%

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class A:

	2.39%	2.39%	2.39%	2.39%	2.39%

(4) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class C:

	3.89%	3.60%	3.53%	3.35%	3.75%

(5) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class C:

	2.99%	2.99%	2.99%	2.99%	2.99%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged High Income Fund

	CLASS I

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	August 31,	August 31,	August 31,		August 31,	August 31,
	2021	2020	2019		2018	2017
Net Asset Value, Beginning of Year/Period	$8.79	$9.07	$9.27		$9.46	$9.10
Income (Loss) from Investment Operations:
Net investment income (1)	0.28	0.35	0.37		0.40	0.47
Net realized and unrealized gain (loss)	0.43	(0.23)	(0.18)		(0.18)	0.32
Total from investment operations	0.71	0.12	0.19		0.22	0.79
Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.35)	(0.33)		(0.37)	(0.43)
Distributions from return of capital	(0.10)	(0.05)	(0.06)		(0.04)	—
Total dividends and distributions	(0.37)	(0.40)	(0.39)		(0.41)	(0.43)
Net Asset Value, End of Year/Period	$9.13	$8.79	$9.07		$9.27	$9.46
Total Return*	8.12%	1.45%	2.36	% +	2.36%+	8.86	%+
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$5,890	$13,601	$24,647		$24,647	$16,820
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	3.18%	2.86%	2.45%		2.45%	2.70%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	2.28%	2.11%	2.04%		2.04%	1.99%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	3.10%	3.93%	4.37%		4.37%	5.07%
Portfolio Turnover Rate	310%	277%	171%		171%	106%

	CLASS R6

						For the Period
						August 17,
	Year Ended	Year Ended	Year Ended		Year Ended	2017 (4) to
	August 31,	August 31,	August 31,		August 31,	August 31,
	2021	2020	2019		2018	2017
Net Asset Value, Beginning of Year/Period	$8.94	$9.17	$9.33		$9.47	$9.48
Income (Loss) from Investment Operations:
Net investment income (1)	0.34	0.39	0.41		0.46	0.01
Net realized and unrealized gain (loss)	0.42	(0.22)	(0.18)		(0.19)	(0.02)
Total from investment operations	0.76	0.17	0.23		0.27	(0.01)
Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.34)	(0.33)		(0.37)	—
Distributions from return of capital	(0.10)	(0.06)	(0.06)		(0.04)	—
Total dividends and distributions	(0.37)	(0.40)	(0.39)		(0.41)	—
Redemption Fees	—	—	—		—	0.00	**
Net Asset Value, End of Year/Period	$9.33	$8.94	$9.17		$9.33	$9.47
Total Return*	8.55%	1.99%	2.63%		2.89%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$564	$15,584	$23,374		$39,016	$621
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	3.18%	2.85%	2.78%		2.50%	2.70	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	1.82%	1.64%	1.68%		1.51%	1.99	% (7)
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	3.63%	4.34%	4.48%		4.74%	5.07	% (7)
Portfolio Turnover Rate	310%	277%	195%		171%	106	% (8)

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class I:

	2.75%	2.60%	1.95%		1.93%	2.74	% (7)

(3) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class I:

	1.85%	1.85%	1.82%		1.99%	1.99	% (7)

(4) Commencement of offering.

(5) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class R6:

	2.75%	2.60%	2.49%		2.35%	2.70	% (7)

(6) Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged High Income Fund - Class R6:

	1.39%	1.39%	1.39%		1.35%	1.99	% (7)

(7) Annualized for periods less than one year.

(8) Not annualized

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of eight series. These financial statements include the following five series:

New Fund Name Effective August 23, 2021	Formerly Known As Prior to August 23, 2021
Easterly Global Macro Fund	James Alpha Macro Fund
Easterly Global Real Estate Fund	James Alpha Global Real Estate Investments Fund
Easterly Multi Strategy Alternative Income Fund	James Alpha Multi Strategy Alternative Income Fund
Easterly Hedged Equity Fund	James Alpha Managed Risk Domestic Equity Fund
Easterly Hedged High Income Fund	James Alpha Hedged High Income Fund

Easterly Funds LLC serves as the Funds’ Advisor.

The following serve as Sub-Advisors (the “Sub-Advisors”) to their respective Fund(s):

Fund	Sub-Advisor
Easterly Global Real Estate Fund	Ranger Global Real Estate Advisors, LLC
Easterly Multi Strategy Alternative Income Fund	Ranger Global Real Estate Advisors, LLC
Bullseye Asset Management LLC
Kellner Private Fund Management, LP
Lazard Asset Management LLC
Easterly Hedged Equity Fund	EAB Investment Group, LLC
Easterly Hedged High Income Fund *	Lazard Asset Management LLC.

*	Prior to August 5, 2021 Concise Capital Management, LP and Amundi Asset Management US, Inc. served as sub-advisors to the Easterly Hedged High Income Fund.

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Ultimus Fund Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Easterly Global Macro Fund, the Easterly Global Real Estate Fund, the Easterly Multi Strategy Alternative Income Fund, the Easterly Hedged Equity Fund and the Easterly Hedged High Income Fund are diversified Funds.

The James Alpha Global Macro Portfolio, the James Alpha Global Real Estate Investments Portfolio, the James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio, and the James Alpha Hedged High Income Portfolio (each an “Existing Fund”) were reorganized on March 19, 2021, from a series of The Saratoga Advantage Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly Global Macro Fund, Easterly Global Real Estate Fund, Easterly Multi Strategy Alternative Income Fund, the Easterly Hedged Equity Fund and the Easterly Hedged High Income Fund (each a “Survivor Fund”). As a series of the Trust, Class A, Class C, Class I and Class S of the Existing Funds converted to Class A, Class C, Class I and Class R6 of the Surviving Funds, respectively. Class A and Class C of the James Alpha Global Macro Portfolio converted to Class I of the Surviving Fund. Each Existing Fund and its corresponding Survivor Fund have the same investment objective, principal investment strategies. The details of this re-organization are shown below.

At the Close of Business on March 19, 2021

	James Alpha Global Macro Fund	Easterly Global Macro Fund	NAVs
Net Assets Class A	688,653	—
Net Assets Class C	280,090	—
Net Assets Class I	2,508,811	3,475,578	9.65
Net Asset Class S/R6	3,074,959	3,074,959	9.75

Shares Redeemed/ Received Class A	71,823	—
Shares Redeemed/ Received Class C	30,907	—
Shares Redeemed/ Received Class I	259,965	360,150
Shares Redeemed/ Received Class S/R6	315,369	315,278

	James Alpha Global Real Estate Portfolio	Easterly Global Real Estate Fund	NAVs
Net Assets Class A	98,594,394	98,594,394	17.94
Net Assets Class C	71,454,431	71,454,431	18.05
Net Assets Class I	598,977,506	598,977,506	18.75
Net Asset Class S/R6	35,516,303	35,516,303	18.97

Shares Redeemed/ Received Class A	5,495,262	5,495,867
Shares Redeemed/ Received Class C	3,957,955	3,957,691
Shares Redeemed/ Received Class I	31,938,901	31,949,125
Shares Redeemed/ Received Class S/R6	1,872,178	1,872,501

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

	James Alpha Multi Strategy Alternative Income Portfolio	Easterly Multi Strategy Alternative Income Fund	NAVs
Net Assets Class A	3,894	3,894	9.57
Net Assets Class C	70,471	70,471	9.33
Net Assets Class I	13,261,926	13,261,926	9.58
Net Asset Class S/R6	370,352	370,352	9.75

Shares Redeemed/ Received Class A	407	407
Shares Redeemed/ Received Class C	7,556	7,556
Shares Redeemed/ Received Class I	1,383,887	1,383,680
Shares Redeemed/ Received Class S/R6	37,973	37,973

	James Alpha Managed Risk Domestic Equity Portfolio	Easterly Hedged Equity Fund	NAVs
Net Assets Class A	1,582,640	1,582,640	10.67
Net Assets Class C	951,173	951,173	10.44
Net Assets Class I	31,579,986	31,579,986	10.80
Net Asset Class S/R6	7,860,069	7,860,069	11.02

Shares Redeemed/ Received Class A	148,295	148,295
Shares Redeemed/ Received Class C	91,074	91,074
Shares Redeemed/ Received Class I	2,922,835	3,054,198
Shares Redeemed/ Received Class S/R6	713,439	713,285

	James Alpha Hedged High Income Portfolio	Easterly Hedged High Income Fund	NAVs
Net Assets Class A	1,212,919	1,212,919	9.15
Net Assets Class C	304,557	304,557	9.20
Net Assets Class I	9,463,898	9,463,898	9.24
Net Asset Class S/R6	13,085,705	13,085,705	9.43

Shares Redeemed/ Received Class A	132,539	132,539
Shares Redeemed/ Received Class C	33,104	33,104
Shares Redeemed/ Received Class I	1,023,847	1,023,847
Shares Redeemed/ Received Class S/R6	1,387,914	1,387,757

Fund	Primary Objective
Easterly Global Macro	Attractive long-term risk-adjusted returns relative to traditional financial market indices
Easterly Global Real Estate	Total return through a combination of current income and capital appreciation
Easterly Multi Strategy Alternative Income	Long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.
Easterly Hedged Equity	Capital appreciation
Easterly Hedged High Income	High current income as its primary investment objective and, as a secondary investment objective, seeks capital preservation, with the potential for capital appreciation.

Currently, all Funds offer Class A, Class C, Class I shares and Class R6 shares with the exception of the Easterly Global Macro Fund which offers Class I and Class R6 Shares. Class A shares of Easterly Multi Strategy Alternative Income Fund and the Easterly Hedged High Income Fund are offered at net asset value plus a maximum sales load of 2.00%. Class A shares of the Easterly Global Real Estate Investments Fund and the Easterly Hedged Equity Fund are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

(other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Easterly Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2021, for the Funds’ assets and liabilities measured at fair value:

Easterly Global Macro Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,432,141	$—	$—	$3,432,141
Exchange Traded Notes	2,742	—	—	2,742
Open End Funds	3,096,732	—	—	3,096,732
Total	$6,531,615	$—	$—	$6,531,615

Derivatives
Total Return Swaps	$—	$868,442	$—	$868,442
Forward Currency Contracts	—	5,405	—	5,405

Easterly Global Real Estate Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$578,255,009	$312,696,146	$—	$890,951,155
Total	$578,255,009	$312,696,146	$—	$890,951,155
Derivatives
Forward Currency Contracts	—	$9,663	—	$9,663

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

Easterly Multi Strategy Alternative Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Funds	$2,912,269	$—	$—	$2,912,269
Common Stock	10,956,064	—	—	10,956,064
Exchange Traded Funds	571,511	—	—	571,511
Total	$14,439,844	$—	$—	$14,439,844
Liabilities*
Securities Sold Short	$(4,097,555)	$—	$(10,333)	(4,107,888)
Total	$(4,097,555)	$—	$(10,333)	$(4,107,888)
Derivatives
Forward Currency Contracts	$—	$35	$—	$35
Total	$—	$35	$—	$35

Easterly Hedged Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,220,040	$—	$—	$49,220,040
Call Options Purchased	—	77,000	—	77,000
Put Options Purchased	—	730,800	—	730,800
Total	$49,220,040	$807,800	$—	$50,027,840
Derivatives* - Assets
Total Return Swaps	$—	$—	$—	$—
Total	$—	$—	$—	$—
Derivatives* - Liabilities
Call Options Written	$—	$(491,838)	$—	$(491,838)
Put Options Written	—	(268,125)	—	(268,125)
Total	$—	$(759,963)	$—	$(759,963)

Easterly Hedged High Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Funds	$1,431,549	$—	$—	$1,431,549
Exchange Traded Fund	66,764	—	—	66,764
Total	$1,498,313	$—	$—	$1,498,313

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

The following is a reconciliation for the Easterly Hedged High Income Fund for which Level 3 inputs were used in determining value:

	Beginning balance August 31, 2020	Total Realized Gain/(Loss)	Change in unrealized appreciation	Conversion	Net Purchases	Net Sales	Net transfers in/(out) of Level 3	Ending balance August 31, 2021
Term Loans	$314,692	$6,568	$837	$—	$—	$(322,097)	$—	$—
Corporate Bonds	324,624	(104,998)	465,055	—	—	(684,681)	—	—
Convertible Bonds	13	(221,711)	221,698	—	—	—	—	—
Common Stock	547,570	(522,434)	173,627	—	105,511	(304,274)	—	—
Warrants	1,999	(3,131)	1,132	—	—	—	—	—

The following is a reconciliation for the Easterly Multi Strategy Alternative Income Fund for which Level 3 inputs were used in determining value:

	Beginning balance August 31, 2020	Total Realized Gain/(Loss)	Change in unrealized appreciation	Conversion	Net Purchases	Net Sales	Net transfers in/(out) of Level 3	Ending balance August 31, 2021
Common Stock	$—	$—	$—	$—	$—	$—	$(10,333)	$(10,333)

Quantitative disclosures of unobservable inputs and assumptions used by Easterly Multi Strategy Alternative Income Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Sinovac Biotech Ltd.	$(10,333)	Last Price	Discount for lack of marketability

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Easterly Global Macro Fund includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the company’s law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The Easterly Global Macro Fund may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Easterly Global Macro Fund’s investments in the SPC is as follows:

		SPC Net Assets at	% of Fund Net Assets at August
	Inception Date of SPC	August 31, 2021	31, 2021
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 270,150	3.09%

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2021 (for the tax year ended December 31, 2020 for the Easterly Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

	Short-Term	Long-Term	Capital Loss Carry Forward Utilized	Total
Easterly Global Macro Fund	742,034	1,106,761	242,125	1,848,795
Easterly Global Real Estate Fund	—	—	—	—
Easterly Multi Strategy Alternative Income Fund	—	—	—	—
Easterly Hedged Equity Fund	1,457,549	552,636	—	2,010,185
Easterly Hedged High Income Fund	—	2,392,621	—	2,392,621

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2018-2020 returns and expected to be taken in the Funds’ 2021 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2021, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly Global Macro Fund	Annually	Annually
Easterly Global Real Estate Fund	Quarterly	Quarterly
Easterly Multi Strategy Alternative Income Fund	Quarterly	Annually
Easterly Hedged Equity Fund	Annually	Annually
Easterly Hedged High Income Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds, LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds, LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds, LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds, LLC and the Funds, Easterly Funds, LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds, LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 19, 2023.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

Fund	Management Agreement	Cl A	Cl C	Expenses Cl I	Limitation CL R6	Expires	Management Fee Waived/ Expenses Reimbursed YTD 8/31/2021
Easterly Global Macro Fund	1.10%	N/A	N/A	1.48%	0.93%	3/19/2023	$122,020
Easterly Global Real Estate Fund	0.90%	1.69%	2.37%	1.04%	0.94%	3/19/2023	951,023
Easterly Multi Strategy Alternative Income Fund	2.00%	2.23%	2.98%	1.98%	1.48%	3/19/2023	154,226
Easterly Hedged Equity Fund	1.20%	1.99%	3.00%	1.79%	1.34%	3/19/2023	44,773
Easterly Hedged High Income Fund	1.70%	2.38%	2.98%	1.84%	1.38%	3/19/2023	268,707

Prior to March 19, 2021 the expense limitation was as follows:

	Expenses Limitation
Fund	Cl A	Cl C	Cl I	CL R6
Easterly Global Macro Fund	1.74%	2.49%	1.49%	0.94%
Easterly Global Real Estate Fund	1.69%	2.37%	1.19%	0.99%
Easterly Multi Strategy Alternative Income Fund	2.24%	2.99%	1.99%	1.49%
Easterly Hedged Equity Fund	1.99%	3.00%	1.79%	1.34%
Easterly Hedged High Income Fund	2.39%	2.99%	1.85%	1.39%

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2022	8/31/2023	8/31/2024
Easterly Global Macro Fund	$99,260	$129,870	$122,020
Easterly Global Real Estate Fund	808,019	1,158,275	951,023
Easterly Multi Strategy Alternative Income Fund	176,432	205,534	154,226
Easterly Hedged Equity Fund	117,016	52,139	44,773
Easterly Hedged High Income Fund	270,139	399,006	268,707

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to the Funds has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Funds will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets. Prior to March 19, 2021, Northern Lights Distributor, LLC (“NLD”) was the Funds’ Distributor.

For the year ended, August 31, 2021, NLD and UFD received sales charges on sales of the Funds’ Class A shares.

Northern Lights Distributors, LLC
Sales Charges
Fund	Class A
Easterly Global Real Estate Fund	$179,417
Easterly Multi Strategy Alternative Income Fund	—
Easterly Hedged Equity Fund	11,304
Easterly Hedged High Income Fund	2,864

UFD Sales Charges
Fund	Class A
Easterly Global Real Estate Fund	$886,836
Easterly Multi Strategy Alternative Income Fund	—
Easterly Hedged Equity Fund	246
Easterly Hedged High Income Fund	606

For the year ended August 31, 2021 CDSC fees were as follows.

CDSC Fees
Fund	Class C
Easterly Global Real Estate Fund	$1,630
Easterly Hedged High Income Fund	78

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

Prior to March 19, 2021 Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at August 31, 2021, are noted in the Fund’s Schedule of Investments.

Affiliated Holding	Value at 8/31/2020	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income	Value at 8/31/2021	Shares at 8/31/2021
Easterly Global Macro Fund
Easterly Hedged Equity Fund, CL R6	—	180,000			3,999		183,999	15,889
Easterly Structured Credit Value Fund, Cl I	—	500,000	(500,452)	452	—	—	—	—
Easterly Structured Credit Value Fund, Cl R6	3,091,078	1,946,311	(2,200,000)	151,173	(85,367)	180,157	2,903,195	259,678
Easterly Multi Strategy Alternative Income Fund
Easterly Structured Credit Value Fund, Cl R6	763,594	5,070	(784,841)	66,010	(49,833)	32,382	—	—
Easterly Hedged High Income
Easterly Structured Credit Value Fund, Cl R6	3,066,873	13,587	(3,155,659)	333,580	(258,381)	121,779	—	—

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2021, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Easterly Global Macro Fund	8,645,714	9,845,337
Easterly Global Real Estate Fund	1,244,520,107	1,296,499,822
Easterly Multi Strategy Alternative Income Fund	23,758,206	25,402,193
Easterly Hedged Equity Fund	18,301,759	28,755,753
Easterly Hedged High Income Fund	57,733,366	84,897,609

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into futures contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

(d) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2021 (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2021, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Easterly Global Macro Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency contracts	$1,177,379
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	(1,171,974)
	Swap Contracts	Equity	Unrealized appreciation on swaps	868,442
			Totals	$873,847

Easterly Global Real Estate Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$11,424,604
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(11,414,941)
			Totals	$9,663

Easterly Multi Strategy Alternative Income Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency contracts	$44,823
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(44,788)
			Totals	$35

Easterly Hedged Equity Fund
	Call options purchased	Equity	Investments, at value	$77,000
	Put options purchased	Equity	Investments, at value	$730,800
	Call options written	Equity	Options written	(491,838)
	Put options written	Equity	Options written	(268,125)
			Totals	$47,837

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2021 (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2021, were as follows:

Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Easterly Global Macro Fund
Swaps Contracts
Net realized loss on swaps
Equity	$(19,202)
Net change in unrealized appreciation on swaps
Equity	$654,774

Forward Currency Contracts
Net realized loss on Investments and foreign currency translations
Foreign Exchange	$(11,204)
Net change in unrealized appreciation on investments and foreign currency transactions
Foreign Exchange	$4,328
Easterly Global Real Estate Fund
Forward Currency Contracts
Net realized loss on Investments and foreign currency translations
Foreign Exchange	$(263,421)
Net change in unrealized appreciation on investments and foreign currency transactions
Foreign Exchange	$95,670
Totals	$(167,751)
Easterly Multi Strategy Alternative Income Fund
Options
Net realized loss on options purchased
Equity	$(23,629)
Net realized gain on options written
Equity	354
Totals	$(23,275)
Forward Currency Contracts
Net realized loss from investments and foreign currency transactions
Foreign Exchange	$(286)
Net change in unrealized appreciation on investments and foreign currency transactions
Foreign Exchange	$2,166
Easterly Hedged Equity Fund
Options
Net realized loss on options purchased
Equity	$(17,248,547)
Net realized gain on options written
Equity	6,756,643
Totals	$(10,491,904)
Net change in unrealized depreciation on options purchased
Equity	(622,519)
Net change in unrealized appreciation on options written
Equity	703,906
Totals	$81,387
Swaps
Net realized gain on swaps
Equity	$5,311,082
Net change in unrealized appreciation on swaps
Equity	$—

Totals	$5,311,082
Easterly Hedged High Income Fund
Futures
Net realized gain from futures contracts
Interest Rate	$102,538
Net change in unrealized appreciation on futures contracts
Interest Rate	$14,918
Swaps
Net realized loss from swaps
Interest Rate	$(537,911)
Net change in unrealized appreciation on swaps
Interest Rate	$236,378

Forward Contracts
Net realized loss from forward contracts
Foreign Exchange	$(28,091)
Net change in unrealized appreciation on forward contracts
Foreign Exchange	$4,753

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Easterly Global Macro Fund	6,374,152	236,730	(73,862)	162,868
Easterly Global Real Estate Fund	1,015,891,819	18,791,755	(143,732,419)	(124,940,664)
Easterly Multi Strategy Alternative Income Fund	9,964,157	2,005,337	(1,637,538)	367,799
Easterly Hedged Equity Fund	37,869,418	11,496,692	(98,233)	11,398,459
Easterly Hedged High Income Fund	1,491,407	102,401	(95,495)	6,906

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2021 and August 31, 2020 (for the period ended December 31, 2020 and December 31, 2019 for the Easterly Global Real Estate Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2021	Income	Capital Gains	Capital	Total
Easterly Global Macro Fund	—	—	—	—
Easterly Global Real Estate Fund	73,730,837	—	—	73,730,837
Easterly Multi Strategy Alternative Income Fund	299,447	951,227	—	1,250,674
Easterly Hedged Equity Fund	3,431,166	—	—	3,431,166
Easterly Hedged High Income Fund	787,864	—	121,174	909,038

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2020	Income	Capital Gains	Capital	Total
Easterly Global Macro Fund	864,105	—	5,035	869,140
Easterly Global Real Estate Fund	98,979,566	—	—	98,979,566
Easterly Multi Strategy Alternative Income Fund	45,489	376,771	—	422,260
Easterly Hedged Equity Fund	1,016,443	124,780	—	1,141,223
Easterly Hedged High Income Fund	1,729,599	—	199,322	1,928,921

As of each of the Fund’s tax year-ended August 31, 2021 (except for the Easterly Global Real Estate Fund in which its December 31, 2020 components of distributable earnings have been adjusted for August 31, 2021 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly Global Macro Fund	772,267	—	—	(1,848,795)	(903,529)	162,872	(1,817,185)
Easterly Global Real Estate Fund	33,267,347	161,379	—	—	—	(124,938,781)	(91,510,055)
Easterly Multi Strategy Alternative Income Fund	24,862	786,004	—	—	—	369,503	1,180,369
Easterly Hedged Equity Fund	5,283,529	—	(10,729,760)	(2,010,185)	(83)	11,398,459	3,941,960
Easterly Hedged High Income Fund	—	—	(1,704,106)	(2,392,621)	—	6,906	(4,089,821)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts, swap contracts and passive foreign investment companies, adjustments for real estate investment trusts, partnerships and C-Corporations adjustments. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $4, $1,883 and $1,704 for Easterly Global Macro Fund, Easterly Global Real Estate Fund and Easterly Multi Strategy Alternative Income Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Post October
Losses
Easterly Global Macro Fund	—
Easterly Global Real Estate Fund	—
Easterly Multi Strategy Alternative Income Fund	—
Easterly Hedged Equity Fund	10,729,760
Easterly Hedged High Income Fund	1,704,106

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2021 (Continued)

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Easterly Global Macro Fund will be directly affected by the performance of the Easterly Structured Credit Value Fund. The Fund seeks to provide a high level of risk-adjusted current income and capital appreciation with a secondary objective of capital appreciation. The financial statements of the Easterly Structured Credit Value Fund, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2021, the percentage of net assets invested in the Easterly Structured Credit Value Fund was 33.2%.

The performance of the Easterly Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2021, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 91.0%.

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2021, the below entities held more than 25% of the voting securities for each of the Funds listed.

		National		The Dennis &
	Denis	Financial	LPL	Britta Nayden
	Nayden	Services *	Financial *	Gifting Trust
Easterly Global Macro Fund	25.84%	57.53%	—	—
Easterly Multi Strategy Alternative Income Fund	—	—	—	77.33%
Easterly Hedged Equity Fund	—	56.69%	—	—
Easterly Hedged High Income Fund	—	35.04%	34.25%	—

*	Comprised of multiple investors and accounts

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a -5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following. Effective October 13, 2021 the Easterly Hedged High Income has been liquidated and dissolved.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of the Easterly Global Macro Fund (formerly James Alpha Macro Portfolio), a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), including the consolidated schedule of investments as of August 31, 2021, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for the two years in the period then ended and the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “consolidated financial statements”).

We have also audited the accompanying statements of assets and liabilities of Easterly Global Real Estate Fund (formerly James Alpha Global Real Estate Portfolio), Easterly Multi Strategy Alternative Income Fund (formerly James Alpha Multi Strategy Alternative Income Portfolio), Easterly Hedged Equity Fund (formerly James Alpha Managed Risk Domestic Equity Portfolio) and Easterly Hedged High Income Fund (formerly James Alpha Hedged High Income Portfolio), (collectively, along with Easterly Global Macro Fund, referred to as the “Funds”) each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of August 31, 2021, the related statements of operations, the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements and financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements and financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Page Two

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 29, 2021

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2021, through August 31, 2021.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 3/1/2021	Value - 8/31/2021	03/1/2021-8/31/2021*	[Annualized]
Actual Expenses:
Easterly Global Macro Fund - Class I	1,000.00	1,030.20	7.58	1.48%
Easterly Global Macro Fund - Class R6	1,000.00	1,034.10	4.77	0.93%
Easterly Global Real Estate Investments Fund - Class A	1,000.00	1,121.80	7.28	1.36%
Easterly Global Real Estate Investments Fund - Class C	1,000.00	1,117.80	11.35	2.13%
Easterly Global Real Estate Investments Fund - Class I	1,000.00	1,124.40	5.65	1.06%
Easterly Global Real Estate Investments Fund - Class R6	1,000.00	1,125.10	5.07	0.95%
Easterly Multi Strategy Alternative Income Fund - Class A	1,000.00	1,053.40	11.55	2.23%
Easterly Multi Strategy Alternative Income Fund - Class C	1,000.00	1,048.20	15.39	2.98%
Easterly Multi Strategy Alternative Income Fund - Class I	1,000.00	1,054.00	10.26	1.98%
Easterly Multi Strategy Alternative Income Fund - Class R6	1,000.00	1,055.10	7.67	1.48%
Easterly Hedged Equity Fund - Class A	1,000.00	1,065.80	10.36	1.99%
Easterly Hedged Equity Fund - Class C	1,000.00	1,061.30	12.24	2.36%
Easterly Hedged Equity Fund - Class I	1,000.00	1,066.90	9.33	1.79%
Easterly Hedged Equity Fund - Class R6	1,000.00	1,069.30	6.99	1.34%
Easterly Hedged High Income Fund - Class A	1,000.00	1,005.70	12.04	2.38%
Easterly Hedged High Income Fund - Class C	1,000.00	1,002.90	15.05	2.98%
Easterly Hedged High Income Fund - Class I	1,000.00	1,008.00	9.32	1.84%
Easterly Hedged High Income Fund - Class R6	1,000.00	1,010.00	7.00	1.38%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 3/1/2021	Value - 8/31/2021	03/1/2021-8/31/2021*	[Annualized]
[5% Return Before Expenses]
Easterly Global Macro Fund - Class I	1,000.00	1,017.74	7.53	1.48%
Easterly Global Macro Fund - Class R6	1,000.00	1,020.51	4.74	0.93%
Easterly Global Real Estate Investments Fund - Class A	1,000.00	1,018.35	6.92	1.36%
Easterly Global Real Estate Investments Fund - Class C	1,000.00	1,014.49	10.79	2.13%
Easterly Global Real Estate Investments Fund - Class I	1,000.00	1,019.88	5.37	1.06%
Easterly Global Real Estate Investments Fund - Class R6	1,000.00	1,020.43	4.82	0.95%
Easterly Multi Strategy Alternative Income Fund - Class A	1,000.00	1,013.96	11.33	2.23%
Easterly Multi Strategy Alternative Income Fund - Class C	1,000.00	1,010.18	15.10	2.98%
Easterly Multi Strategy Alternative Income Fund - Class I	1,000.00	1,015.22	10.06	1.98%
Easterly Multi Strategy Alternative Income Fund - Class R6	1,000.00	1,017.74	7.53	1.48%
Easterly Hedged Equity Fund - Class A	1,000.00	1,015.17	10.11	1.99%
Easterly Hedged Equity Fund - Class C	1,000.00	1,013.33	11.95	2.36%
Easterly Hedged Equity Fund - Class I	1,000.00	1,016.18	9.10	1.79%
Easterly Hedged Equity Fund - Class R6	1,000.00	1,018.45	6.82	1.34%
Easterly Hedged High Income Fund - Class A	1,000.00	1,013.20	12.08	2.38%
Easterly Hedged High Income Fund - Class C	1,000.00	1,010.18	15.10	2.98%
Easterly Hedged High Income Fund - Class I	1,000.00	1,015.92	9.36	1.84%
Easterly Hedged High Income Fund - Class R6	1,000.00	1,018.24	7.03	1.38%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the days in reporting period).

Supplemental Information (Unaudited)

August 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended August 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Supplemental Information (Unaudited)

August 31, 2021

Board of Trustees (the “Board”) Meeting of January 8, 2021

On January 8, 2021, the Board of Trustees (the “Board”) of James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the approval of the investment advisory agreements between the Trust and Easterly Funds LLC (the “Adviser”) on behalf of the Easterly Macro Fund, Easterly Global Real Estate Fund, Easterly Multi Strategy Alternative Income Fund, Easterly Hedged Equity Fund, and Easterly Hedged High Income Fund (each, a “Fund” and together the “Funds”), and (ii) the approval of sub-advisory agreements for sub-advisers (the “Sub-Advisers”) for certain Funds. The investment advisory agreements and the sub-advisory agreements collectively are referred to as the “Advisory Agreements.”

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds relative to comparable funds; (iii) the costs of services provided and profits realized by the Adviser; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Funds grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by the Adviser from its relationship with the Funds.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreements with the Adviser, the Board considered the nature, extent and quality of services that the Adviser will provide to the Funds, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a Sub-Adviser’s performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

The Board noted that certain Funds employ a “manager of managers” structure, whereby the Adviser is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing the sub-advisers’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that the Adviser has as the Fund’s investment manager, including (1) overseeing the investment decisions of each of the Sub- Advisers and conduct ongoing performance reviews; (2) reviewing and monitoring the portfolio trading by the Sub-Advisers, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (3) overseeing the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions; (4) coordinating communications with any Sub-Advisers; and (5) if deemed necessary, recommending to the Board changing one or more Sub-Advisers. The Board considered the investment management services that the Adviser will provide to the Cayman Islands based companies that are wholly owned by certain Funds (Cayman Subsidiaries). The Board concluded that the services the Adviser will provide are satisfactory.

In considering the approval of the Sub-Advisory Agreements, as applicable, between the Fund and the Fund’s respective Sub-Adviser(s), the Board considered the nature, extent and quality of services the Sub-Adviser will provide under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser will provide, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services each Sub-Adviser will provide are satisfactory.

Performance. The Board reviewed performance information that the Adviser provided for each corresponding Predecessor Fund compared to the performance of a Morningstar category average, for the year-to-date, one-, three-, and five-year periods, as applicable.

Easterly Global Real Estate Fund: The Board noted that Ranger became sub-adviser to the Predecessor Fund in November 2016 and that prior to that Ranger’s predecessor was the manager of the Predecessor Fund since August 2011. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, three- and five-year periods.

Easterly Macro Fund: The Board noted that the Adviser became the Adviser to the Predecessor Fund in December 2015. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, three- and five-year periods.

Easterly Multi Strategy Alternative Income Fund: The Board noted that the Adviser has been the Adviser to the Predecessor Fund since its inception in September 2014. The Board further noted that Ranger and Bullseye have sub-advised a portion of the Predecessor Fund since inception, Kellner has sub-advised a portion of the Predecessor Fund since May 2015, and Lazard, and its predecessor, has sub-advised a portion of the Predecessor Fund since November 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, three- and five-year periods.

Easterly Hedged Equity Fund: The Board noted that the Adviser has been the Adviser, and EAB has been the sub-adviser, to the Predecessor Fund since its inception in July 2015. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the year-to-date, one-, three- and five-year periods.

Supplemental Information (Unaudited) (Continued)

August 31, 2021

Easterly Hedged High Income Fund: The Board noted that the Adviser has been the Adviser to the Predecessor Fund since its inception in July 2016. The Board further noted that Concise and Amundi US have sub-advised a portion of the Predecessor Fund since inception, and Lazard, and its predecessor, has sub-advised a portion of the Predecessor Fund since September 2017. The Board noted that the Class I shares of the Predecessor Fund had outperformed its Morningstar category average for the three- and five-year period, and underperformed its Morningstar category average for the year-to-date and one-year periods.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed each Fund’s proposed contractual advisory fee and estimated expense ratio and reviewed information comparing the contractual advisory fee and expense ratio to those of funds in a peer group (the “Peer Group”) and a Morningstar category. The Board noted that the Adviser has contractually agreed to waive fees and/or limit expenses of the Fund for two years from the closing of the Reorganization in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board discussed the level of work involved in the Adviser’s oversight of the Funds, the Adviser’s ongoing quantitative and qualitative analysis of each Sub-Adviser (as applicable), and the other services that the Adviser would provide to the Funds. The Board also considered the investment management services that the Adviser will provide to the Cayman Subsidiaries for applicable Funds and the related fee waivers that were in place.

The Board considered each sub-advised Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between the Adviser and each Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the fee split between the Adviser and each Sub-Adviser. He further noted that certain Sub-Advisers had agreed to enter into an agreement to share with the Adviser the responsibility of limiting certain Fund’s operating expenses. Mr. Colandrea also reported that certain Sub-Advisers had entered into marketing and distribution support agreements whereby the Sub -Adviser had agreed to support the Adviser’s efforts to support marketing and distribution activities for certain Funds. The Board noted that, if not paid separately by the Sub-Adviser, fees paid under such agreements will reduce the amount of the fee payable by the Adviser to the Sub-Adviser. In this regard, they considered the nature and scope of the services provided by the Adviser, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of Sub-Advisers and potential replacement Sub-Advisers to present to the Board for their consideration. The Board also took note of the Adviser’s representation that with respect to the more complex Funds, these services are expected to be more resource intensive for the Adviser. The Board noted that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by the Funds. In light of the nature, quality and extent of services the Adviser and Sub-Advisers (as applicable) would provide, the Board concluded that each Fund’s proposed advisory fee and sub-advisory fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board also considered that a Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Funds may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Profitability. The Board reviewed the profitability of the Adviser with respect to each Predecessor Fund on an individual fund-by-fund basis and in the aggregate. The Board considered the methodology for calculating profitability. Using such methodology, the Board considered the Funds expected to be profitable to the Adviser and the Funds that are not expected to be profitable to the Adviser at current levels of Predecessor Fund assets under management. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was not excessive given the nature, extent and quality of the services provided. The Board noted that the sub-advisory fee schedule was negotiated at arm’s length between the Adviser and each Sub-Adviser (as applicable), an unaffiliated third party.

Fallout Benefits. Because of its relationship with the Funds, the Adviser, Sub-Advisers, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser and the Sub-Advisers as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreement(s) for each Fund are fair and reasonable, and that the Advisory Agreements be approved for an initial two-year term.

SUPPLEMENTAL INFORMATION (Unaudited)

August 31, 2021

TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust, and their principal occupations during the past five years, are set forth in the table below. Darrell Crate is an “interested person” of the Trust (as that term is defined in the 1940 Act) by virtue of their position as an officer of Easterly.

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE:
Darrell Crate, Year of Birth: 1967 515 Madison Avenue 24th Floor New York, NY 10022	President and Chairperson of the Board	Since 2021	Chief Executive Officer of Easterly Funds LLC (May 2020 – Present) and Managing Principal of Easterly Asset Management LP	9	Chairman of the Board and Director of Easterly Government Properties Inc. (May 2015 – Present); Chairman of the Board and Director of Easterly Acquisition Corp. (August 2015 to November 2018)
INDEPENDENT TRUSTEES:
David Knowlton, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Managing Partner of Three Ocean Partners LLC	9	Director of Easterly Acquisition Corp. (August 2015 to November 2018)
Neil Medugno, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994–2017)	9	Trustee of Six Circles Trust (July 2017 – Present)
Patricia Walker, Year of Birth: 1966 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Retired; Senior Advisor of Best Buy Co., Inc. (March 2020 – August 2020); President, Home and Services of Best Buy Co., Inc. (April 2016 – March 2020); Senior Managing Director of Accenture plc (July 2000 –April 2016)	9	Director of BUILD Boston (June 2020 – Present)

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

August 31, 2021

OFFICERS:
Michael Montague, Year of Birth: 1975 515 Madison Avenue 24th Floor New York, NY 10022	Treasurer	Since 2021	Chief Operating Officer of Easterly Funds LLC and James Alpha Management, LLC	Not Applicable	Not Applicable
Emile Molineaux, Year of Birth: 1962 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Chief Compliance Officer	Since 2021	Senior Compliance Officer (2011 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Chad Bitterman, Year of Birth: 1972 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Anti-Money Laundering Compliance Officer	Since 2021	Compliance Officer (2010 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Amaris Sahota, Year of Birth: 1992 515 Madison Avenue 24th Floor New York, NY 10022	Secretary	Since 2021	Chief Operating Officer, Easterly Management Operations LLC (May 2021 – Present); Senior Management Consultant, The Poirier Group (2018 – 2021); Rotational Program, Sun Life Financial (2015 – 2018)	Not Applicable	Not Applicable
Eric Colandrea, Year of Birth: 1974 515 Madison Avenue 24th Floor New York, NY 10022	Chief Legal Officer and Senior Vice President	Since 2021	General Counsel of Easterly Funds LLC (May 2020 – Present) and Easterly Asset Management LP (February 2016 – Present)	Not Applicable	Not Applicable
Erik Naviloff, Year of Birth: 1968 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Treasurer	Since 2021	Vice President, Gemini Fund Services, LLC (2011 – present)	Not Applicable	Not Applicable
Timothy Burdick, Year of Birth: 1986 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Secretary	Since 2021	Assistant Vice President, Gemini Fund Services, LLC (2019 –present); Senior Program Compliance Manager, CJ Affiliate (2016 –2019)	Not Applicable	Not Applicable

*	Each Trustee will serve an indefinite term until they resign or retire and/or their successor, if any, is duly elected and qualified. Officers of the Trust serve at the pleasure of the Board.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Easterly Funds-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2021

Easterly Global Macro Fund	$14,000
Easterly Global Real Estate Fund	$38,500
Easterly Multi Strategy Alternative Income Fund	$12,500
Easterly Hedged Equity Fund	$16,500
Easterly Hedged High Income Fund	$18,000

(b) Audit-Related Fees	2021

Easterly Global Macro Fund	None
Easterly Global Real Estate Fund	None
Easterly Multi Strategy Alternative Income Fund	None
Easterly Hedged Equity Fund	None
Easterly Hedged High Income Fund	None

(c) Tax Fees	2021

Easterly Global Macro Fund	$3,000
Easterly Global Real Estate Fund	$3,500
Easterly Multi Strategy Alternative Income Fund	$3,000
Easterly Hedged Equity Fund	$2,500
Easterly Hedged High Income Fund	$2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2021

Easterly Global Macro Fund	None
Easterly Global Real Estate Fund	None
Easterly Multi Strategy Alternative Income Fund	None
Easterly Hedged Equity Fund	None
Easterly Hedged High Income Fund	None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)        Percentages of Services Approved by the Audit Committee

Easterly Global Macro Fund	2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Easterly Global Real Estate Fund	2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Easterly Multi Strategy Alternative Income Fund	2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Easterly Hedged Equity Fund	2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Easterly Hedged High Income Fund	2021
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)        During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021
Easterly Global Macro Fund	$3,000
Easterly Global Real Estate Fund	$3,500
Easterly Multi Strategy Alternative Income Fund	$3,000
Easterly Hedged Equity Fund	$2,500
Easterly Hedged High Income Fund	$2,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/23/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 8/23/22

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 8/23/22

* Print the name and title of each signing officer under his or her signature.